UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21759

Name of Fund: BlackRock Global Dynamic Equity Fund

Fund Address: P.O. Box 9011
              Princeton, NJ 08543-9011

Name and address of agent for service: Robert C. Doll, Jr., Chief Executive
      Officer (principal executive officer), BlackRock Global Dynamic Equity Fund, 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (800) 441-7762

Date of fiscal year end: 10/31/2007

Date of reporting period: 05/01/2007 - 07/31/2007

Item 1 - Schedule of Investments

BlackRock Global Dynamic Equity Fund
Schedule of Investments as of July 31, 2007 (Unaudited)        (in U.S. dollars)

                                                                      Shares
Country            Industry                                             Held  Common Stocks                              Value
-----------------------------------------------------------------------------------------------------------------------------------
Australia - 1.4%   Beverages - 0.0%                                   19,300  Coca-Cola Amatil Ltd.                 $       149,196
                   ----------------------------------------------------------------------------------------------------------------
                   Capital Markets - 0.3%                             46,600  Macquarie Bank Ltd.                         3,216,638
                   ----------------------------------------------------------------------------------------------------------------
                   Metals & Mining - 0.6%                            122,500  BHP Billiton Ltd.                           3,901,839
                                                                      13,200  Newcrest Mining Ltd.                          275,820
                                                                      36,500  Rio Tinto Ltd.                              2,845,206
                                                                      18,300  Zinifex Ltd.                                  302,684
                                                                                                                    ---------------
                                                                                                                          7,325,549
                   ----------------------------------------------------------------------------------------------------------------
                   Oil, Gas & Consumable Fuels - 0.1%                 42,100  Woodside Petroleum Ltd.                     1,531,015
                   ----------------------------------------------------------------------------------------------------------------
                   Paper & Forest Products - 0.0%                     43,600  Great Southern Plantations Ltd.                92,345
                   ----------------------------------------------------------------------------------------------------------------
                   Transportation Infrastructure - 0.4%              312,000  Macquarie Airports Group                    1,145,723
                                                                     930,600  Macquarie Infrastructure Group              2,569,598
                                                                     286,766  Transurban Group                            1,739,068
                                                                                                                    ---------------
                                                                                                                          5,454,389
                   ----------------------------------------------------------------------------------------------------------------
                                                                              Total Common Stocks in Australia           17,769,132
-----------------------------------------------------------------------------------------------------------------------------------
Austria - 0.1%     Diversified Telecommunication Services - 0.1%      33,600  Telekom Austria AG                            818,547
                   ----------------------------------------------------------------------------------------------------------------
                                                                              Total Common Stocks in Austria                818,547
-----------------------------------------------------------------------------------------------------------------------------------
Belgium - 0.2%     Health Care Technology - 0.2%                      91,585  AGFA-Gevaert NV                             1,933,715
                   ----------------------------------------------------------------------------------------------------------------
                                                                              Total Common Stocks in Belgium              1,933,715
-----------------------------------------------------------------------------------------------------------------------------------
Brazil - 3.3%      Commercial Banks - 0.1%                            43,500  Banco Bradesco SA                           1,135,717
                                                                       2,300  Uniao de Bancos Brasileiros SA (b)            268,272
                                                                                                                    ---------------
                                                                                                                          1,403,989
                   ----------------------------------------------------------------------------------------------------------------
                   Construction & Engineering - 0.0%                  16,200  Obrascon Huarte Lain Brasil SA                294,186
                   ----------------------------------------------------------------------------------------------------------------
                   Diversified Telecommunication Services - 0.3%      90,137  Tele Norte Leste Participacoes SA           3,030,093
                   ----------------------------------------------------------------------------------------------------------------
                   Electric Utilities - 0.0%                          11,700  Cia Energetica de Minas Gerais (b)            238,329
                   ----------------------------------------------------------------------------------------------------------------
                   Food & Staples Retailing - 0.0%                 4,163,000  Cia Brasileira de Distribuicao
                                                                              Grupo Pao de Acucar                           159,133
                   ----------------------------------------------------------------------------------------------------------------
                   Food Products - 0.3%                               56,900  Cosan SA Industria e Comercio                 961,375
                                                                     245,500  JBS SA (a)                                  1,079,350
                                                                     165,000  SLC Agricola SA (a)                         1,388,653
                                                                                                                    ---------------
                                                                                                                          3,429,378
                   ----------------------------------------------------------------------------------------------------------------
                   Household Durables - 0.1%                          84,000  Gafisa SA                                   1,333,617
                   ----------------------------------------------------------------------------------------------------------------
                   Metals & Mining - 0.8%                            124,800  Companhia Vale do Rio Doce (Common
                                                                              Shares) (b)                                 6,116,448
                                                                      77,000  Companhia Vale do Rio Doce
                                                                              (Preference 'A' Shares) (b)(e)              3,259,410
                                                                       8,100  Usinas Siderurgicas de Minas
                                                                              Gerais SA (Preference 'A' Shares)             498,911
                                                                                                                    ---------------
                                                                                                                          9,874,769
                   ----------------------------------------------------------------------------------------------------------------
                   Oil, Gas & Consumable Fuels - 1.5%                279,800  Petroleo Brasileiro SA (b)(e)              15,626,830
                                                                      45,800  Petroleo Brasileiro SA (b)                  2,972,420
                                                                                                                    ---------------
                                                                                                                         18,599,250
                   ----------------------------------------------------------------------------------------------------------------
                   Road & Rail - 0.0%                                 37,000  All America Latina Logistica SA               506,876
                   ----------------------------------------------------------------------------------------------------------------
                   Software - 0.0%                                    29,400  Datasul                                       355,772
                   ----------------------------------------------------------------------------------------------------------------

BlackRock Global Dynamic Equity Fund
Schedule of Investments as of July 31, 2007 (Unaudited)        (in U.S. dollars)

                                                                      Shares
Country            Industry                                             Held  Common Stocks                              Value
-----------------------------------------------------------------------------------------------------------------------------------
                   Water Utilities - 0.0%                             17,000  Companhia de Saneamento de Minas
                                                                              Gerais                                $       261,775
                   ----------------------------------------------------------------------------------------------------------------
                   Wireless Telecommunication Services - 0.2%        394,500  Vivo Participacoes SA (b)(h)                1,771,305
                   ----------------------------------------------------------------------------------------------------------------
                                                                              Total Common Stocks in Brazil              41,258,472
-----------------------------------------------------------------------------------------------------------------------------------
Canada - 1.3%      Communications Equipment - 0.1%                    78,800  Nortel Networks Corp. (a)                   1,705,232
                   ----------------------------------------------------------------------------------------------------------------
                   Diversified Telecommunication Services - 0.0%         700  BCE, Inc.                                      26,488
                   ----------------------------------------------------------------------------------------------------------------
                   Food Products - 0.1%                               95,500  Saskatchewan Wheat Pool (a)                 1,016,053
                   ----------------------------------------------------------------------------------------------------------------
                   Insurance - 0.0%                                      300  Sun Life Financial, Inc.                       14,292
                   ----------------------------------------------------------------------------------------------------------------
                   Metals & Mining - 0.4%                             56,900  Alamos Gold, Inc. (a)                         357,358
                                                                       7,497  Barrick Gold Corp.                            246,651
                                                                     326,181  Kinross Gold Corp. (a)                      4,219,439
                                                                     341,000  Peak Gold Ltd. (a)                            191,789
                                                                                                                    ---------------
                                                                                                                          5,015,237
                   ----------------------------------------------------------------------------------------------------------------
                   Oil, Gas & Consumable Fuels - 0.4%                 14,300  Canadian Natural Resources Ltd.               978,263
                                                                      23,300  Petro-Canada, Inc.                          1,270,929
                                                                      24,200  Suncor Energy, Inc. (b)                     2,189,374
                                                                                                                    ---------------
                                                                                                                          4,438,566
                   ----------------------------------------------------------------------------------------------------------------
                   Paper & Forest Products - 0.1%                     63,000  Sino-Forest Corp. (a)                         995,079
                   ----------------------------------------------------------------------------------------------------------------
                   Road & Rail - 0.2%                                 14,500  Canadian Pacific Railway Ltd.               1,066,976
                                                                      28,500  Canadian Pacific Railway Ltd. (USD)         2,107,005
                                                                                                                    ---------------
                                                                                                                          3,173,981
                   ----------------------------------------------------------------------------------------------------------------
                                                                              Total Common Stocks in Canada              16,384,928
-----------------------------------------------------------------------------------------------------------------------------------
Chile - 0.1%       Commercial Banks - 0.1%                            36,200  Banco Santander Chile SA (b)                1,726,016
                   ----------------------------------------------------------------------------------------------------------------
                   Electric Utilities - 0.0%                           8,900  Enersis SA (b)                                157,708
                   ----------------------------------------------------------------------------------------------------------------
                                                                              Total Common Stocks in Chile                1,883,724
-----------------------------------------------------------------------------------------------------------------------------------
China - 3.2%       Automobiles - 0.0%                                161,500  Denway Motors Ltd.                             74,383
                   ----------------------------------------------------------------------------------------------------------------
                   Diversified Telecommunication Services - 0.0%      40,000  China Communications Services
                                                                              Corp. Ltd. (a)                                 28,439
                   ----------------------------------------------------------------------------------------------------------------
                   Electrical Equipment - 0.0%                       398,000  Shanghai Electric Group Corp.                 186,384
                   ----------------------------------------------------------------------------------------------------------------
                   Food Products - 0.2%                            2,674,900  Chaoda Modern Agriculture Holdings
                                                                              Ltd.                                        1,990,675
                   ----------------------------------------------------------------------------------------------------------------
                   Industrial Conglomerates - 1.4%                 3,608,944  Beijing Enterprises Holdings Ltd.          15,412,547
                                                                      77,700  Shanghai Industrial Holdings Ltd.             335,983
                                                                   1,315,900  Tianjin Development Holdings Ltd.           1,539,849
                                                                                                                    ---------------
                                                                                                                         17,288,379
                   ----------------------------------------------------------------------------------------------------------------
                   Insurance - 0.0%                                    5,599  China Life Insurance Co. Ltd. (b)             362,143
                                                                      32,200  Ping An Insurance Group Co. of
                                                                              China Ltd.                                    274,928
                                                                                                                    ---------------
                                                                                                                            637,071
                   ----------------------------------------------------------------------------------------------------------------
                   Oil, Gas & Consumable Fuels - 1.3%              2,592,200  China Shenhua Energy Co. Ltd.
                                                                              Class H                                    10,175,163
                                                                   3,768,500  Yanzhou Coal Mining Co. Ltd.                6,773,614
                                                                                                                    ---------------
                                                                                                                         16,948,777
                   ----------------------------------------------------------------------------------------------------------------
                   Transportation Infrastructure - 0.1%               93,400  Hainan Meilan International Airport
                                                                              Co., Ltd. (a)                                  92,786

BlackRock Global Dynamic Equity Fund
Schedule of Investments as of July 31, 2007 (Unaudited)        (in U.S. dollars)

                                                                      Shares
Country            Industry                                             Held  Common Stocks                              Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                                     524,000  Jiangsu Express                       $       522,937
                                                                   2,348,800  Xiamen International Port Co. Ltd.            880,801
                                                                                                                    ---------------
                                                                                                                          1,496,524
                   ----------------------------------------------------------------------------------------------------------------
                   Wireless Telecommunication Services - 0.2%        195,500  China Mobile Ltd.                           2,246,348
                   ----------------------------------------------------------------------------------------------------------------
                                                                              Total Common Stocks in China               40,896,980
-----------------------------------------------------------------------------------------------------------------------------------
Denmark - 0.3%     Commercial Banks - 0.3%                            94,027  Danske Bank A/S                             3,960,005
                   ----------------------------------------------------------------------------------------------------------------
                                                                              Total Common Stocks in Denmark              3,960,005
-----------------------------------------------------------------------------------------------------------------------------------
Egypt - 0.2%       Wireless Telecommunication Services - 0.2%         31,000  Orascom Telecom Holding SAE (b)             2,086,762
                   ----------------------------------------------------------------------------------------------------------------
                                                                              Total Common Stocks in Egypt                2,086,762
-----------------------------------------------------------------------------------------------------------------------------------
Finland - 0.3%     Electric Utilities - 0.3%                         124,441  Fortum Oyj                                  4,014,492
                   ----------------------------------------------------------------------------------------------------------------
                                                                              Total Common Stocks in Finland              4,014,492
-----------------------------------------------------------------------------------------------------------------------------------
France - 3.2%      Aerospace & Defense - 0.2%                         75,600  European Aeronautic Defense and
                                                                              Space Co.                                   2,266,616
                   ----------------------------------------------------------------------------------------------------------------
                   Automobiles - 0.4%                                 33,520  Renault SA                                  4,844,351
                   ----------------------------------------------------------------------------------------------------------------
                   Commercial Banks - 0.4%                            30,845  Societe Generale SA                         5,301,625
                   ----------------------------------------------------------------------------------------------------------------
                   Diversified Telecommunication Services - 0.2%     109,500  France Telecom SA                           2,943,822
                   ----------------------------------------------------------------------------------------------------------------
                   Electric Utilities - 0.5%                          55,707  Electricite de France SA                    5,642,486
                   ----------------------------------------------------------------------------------------------------------------
                   Insurance - 0.3%                                  111,371  AXA SA                                      4,346,242
                   ----------------------------------------------------------------------------------------------------------------
                   Machinery - 0.3%                                   14,610  Vallourec SA                                3,779,210
                   ----------------------------------------------------------------------------------------------------------------
                   Oil, Gas & Consumable Fuels - 0.7%                104,416  Total SA                                    8,222,954
                   ----------------------------------------------------------------------------------------------------------------
                   Pharmaceuticals - 0.2%                             23,011  Sanofi-Aventis                              1,927,462
                   ----------------------------------------------------------------------------------------------------------------
                                                                              Total Common Stocks in France              39,274,768
-----------------------------------------------------------------------------------------------------------------------------------
Germany - 3.9%     Air Freight & Logistics - 0.3%                    142,179  Deutsche Post AG                            4,154,392
                   ----------------------------------------------------------------------------------------------------------------
                   Automobiles - 0.9%                                 66,679  Bayerische Motoren Werke AG                 4,137,884
                                                                      75,204  DaimlerChrysler AG                          6,811,455
                                                                                                                    ---------------
                                                                                                                         10,949,339
                   ----------------------------------------------------------------------------------------------------------------
                   Chemicals - 0.5%                                   91,822  Bayer AG                                    6,499,812
                   ----------------------------------------------------------------------------------------------------------------
                   Diversified Telecommunication Services - 0.4%     255,798  Deutsche Telekom AG                         4,413,184
                   ----------------------------------------------------------------------------------------------------------------
                   Electric Utilities - 0.4%                          30,688  E.ON AG                                     4,828,989
                   ----------------------------------------------------------------------------------------------------------------
                   Industrial Conglomerates - 0.5%                    45,553  Siemens AG                                  5,765,453
                   ----------------------------------------------------------------------------------------------------------------
                   Insurance - 0.5%                                   28,434  Allianz AG Registered Shares                6,046,349
                   ----------------------------------------------------------------------------------------------------------------
                   Multi-Utilities - 0.4%                             50,455  RWE AG                                      5,359,439
                   ----------------------------------------------------------------------------------------------------------------
                                                                              Total Common Stocks in Germany             48,016,957
-----------------------------------------------------------------------------------------------------------------------------------
Hong Kong - 1.2%   Commercial Banks - 0.2%                           103,300  HSBC Holdings Plc Hong Kong
                                                                              Registered                                  1,919,095
                   ----------------------------------------------------------------------------------------------------------------
                   Electric Utilities - 0.0%                         135,600  Cheung Kong Infrastructure
                                                                              Holdings Ltd.                                 482,482
                   ----------------------------------------------------------------------------------------------------------------
                   Industrial Conglomerates - 0.3%                   335,100  Hutchison Whampoa Ltd.                      3,562,166
                   ----------------------------------------------------------------------------------------------------------------
                   Real Estate Management & Development - 0.6%     1,518,100  Beijing Capital Land Ltd.                     986,766
                                                                      49,200  Cheung Kong Holdings Ltd.                     690,388
                                                                   1,837,000  China Resources Land Ltd.                   3,337,766
                                                                      59,900  Sun Hung Kai Properties Ltd.                  761,786
                                                                     450,600  Wharf Holdings Ltd.                         1,860,207
                                                                                                                    ---------------
                                                                                                                          7,636,913
                   ----------------------------------------------------------------------------------------------------------------

BlackRock Global Dynamic Equity Fund
Schedule of Investments as of July 31, 2007 (Unaudited)        (in U.S. dollars)

                                                                      Shares
Country            Industry                                             Held  Common Stocks                              Value
-----------------------------------------------------------------------------------------------------------------------------------
                   Wireless Telecommunication Services - 0.1%        850,000  Hutchison Telecommunications
                                                                              International Ltd.                    $     1,051,578
                   ----------------------------------------------------------------------------------------------------------------
                                                                              Total Common Stocks in Hong Kong           14,652,234
-----------------------------------------------------------------------------------------------------------------------------------
Hungary - 0.3%     Oil, Gas & Consumable Fuels - 0.3%                 22,599  Mol Magyar Olaj- es Gazipari Rt.            3,479,212
                   ----------------------------------------------------------------------------------------------------------------
                                                                              Total Common Stocks in Hungary              3,479,212
-----------------------------------------------------------------------------------------------------------------------------------
India - 2.8%       Automobiles - 0.1%                                  5,700  Bajaj Auto Ltd.                               328,555
                                                                      82,564  Tata Motors Ltd.                            1,412,909
                                                                                                                    ---------------
                                                                                                                          1,741,464
                   ----------------------------------------------------------------------------------------------------------------
                   Commercial Banks - 0.1%                            30,800  Karnataka Bank Ltd.                           138,733
                                                                      15,600  State Bank of India Ltd.                      620,112
                                                                                                                    ---------------
                                                                                                                            758,845
                   ----------------------------------------------------------------------------------------------------------------
                   Construction & Engineering - 0.1%                  20,375  Larsen & Toubro Ltd.                        1,299,657
                   ----------------------------------------------------------------------------------------------------------------
                   Construction Materials - 0.1%                     302,600  Gujarat Ambuja Cements Ltd.                   973,661
                   ----------------------------------------------------------------------------------------------------------------
                   Diversified Financial Services - 0.0%               4,100  Reliance Capital Ltd.                         120,534
                   ----------------------------------------------------------------------------------------------------------------
                   Electric Utilities - 0.0%                           6,150  Reliance Energy Ltd.                          119,318
                   ----------------------------------------------------------------------------------------------------------------
                   IT Services - 0.2%                                 45,600  Infosys Technologies Ltd.                   2,208,458
                   ----------------------------------------------------------------------------------------------------------------
                   Independent Power Producers &                      82,000  Reliance Natural Resources Ltd. (a)            88,002
                   Energy Traders - 0.0%
                   ----------------------------------------------------------------------------------------------------------------
                   Media - 0.1%                                       50,057  Wire and Wireless India Ltd. (a)               69,312
                                                                      45,261  Zee News Ltd. (a)                              74,729
                                                                     100,114  Zee Telefilms Ltd.                            796,710
                                                                                                                    ---------------
                                                                                                                            940,751
                   ----------------------------------------------------------------------------------------------------------------
                   Oil, Gas & Consumable Fuels - 1.6%                  8,300  Hindustan Petroleum Corp.                      52,523
                                                                     428,500  Reliance Industries Ltd.                   19,893,221
                                                                                                                    ---------------
                                                                                                                         19,945,744
                   ----------------------------------------------------------------------------------------------------------------
                   Pharmaceuticals - 0.0%                              6,150  Wockhardt Ltd.                                 58,309
                   ----------------------------------------------------------------------------------------------------------------
                   Road & Rail - 0.2%                                 45,800  Container Corp. of India                    2,467,464
                   ----------------------------------------------------------------------------------------------------------------
                   Thrifts & Mortgage Finance - 0.1%                  20,000  Housing Development Finance Corp.             983,457
                   ----------------------------------------------------------------------------------------------------------------
                   Wireless Telecommunication Services - 0.2%        204,000  Reliance Communication Ventures Ltd.        2,788,497
                   ----------------------------------------------------------------------------------------------------------------
                                                                              Total Common Stocks in India               34,494,161
-----------------------------------------------------------------------------------------------------------------------------------
Indonesia - 0.2%   Commercial Banks - 0.1%                           813,600  Bank Central Asia Tbk PT                      545,447
                                                                   1,018,500  Bank Mandiri Persero Tbk PT                   378,838
                                                                                                                    ---------------
                                                                                                                            924,285
                   ----------------------------------------------------------------------------------------------------------------
                   Diversified Telecommunication Services - 0.1%   2,200,000  Indosat Tbk PT                              1,715,399
                   ----------------------------------------------------------------------------------------------------------------
                                                                              Total Common Stocks in Indonesia            2,639,684
-----------------------------------------------------------------------------------------------------------------------------------
Ireland - 0.6%     Commercial Banks - 0.3%                           129,611  Allied Irish Banks Plc                      3,364,889
                   ----------------------------------------------------------------------------------------------------------------
                   Construction Materials - 0.3%                      98,336  CRH Plc                                     4,364,381
                   ----------------------------------------------------------------------------------------------------------------
                                                                              Total Common Stocks in Ireland              7,729,270
-----------------------------------------------------------------------------------------------------------------------------------
Israel - 0.3%      Communications Equipment - 0.2%                   291,600  ECI Telecom Ltd. (a)(b)                     2,720,628
                   ----------------------------------------------------------------------------------------------------------------
                   Pharmaceuticals - 0.1%                             27,800  Teva Pharmaceutical Industries
                                                                              Ltd. (b)                                    1,168,156
                   ----------------------------------------------------------------------------------------------------------------
                   Software - 0.0%                                     4,251  Ectel Ltd. (a)(b)                              13,433
                   ----------------------------------------------------------------------------------------------------------------
                                                                              Total Common Stocks in Israel               3,902,217
-----------------------------------------------------------------------------------------------------------------------------------

BlackRock Global Dynamic Equity Fund
Schedule of Investments as of July 31, 2007 (Unaudited)        (in U.S. dollars)

                                                                      Shares
Country            Industry                                             Held  Common Stocks                              Value
-----------------------------------------------------------------------------------------------------------------------------------
Italy - 1.2%       Commercial Banks - 0.8%                           667,090  Banca Intesa SpA                      $     5,046,389
                                                                     571,683  UniCredito Italiano SpA                     4,848,044
                                                                                                                    ---------------
                                                                                                                          9,894,433
                   ----------------------------------------------------------------------------------------------------------------
                   Oil, Gas & Consumable Fuels - 0.4%                159,687  Eni SpA                                     5,588,515
                   ----------------------------------------------------------------------------------------------------------------
                                                                              Total Common Stocks in Italy               15,482,948
-----------------------------------------------------------------------------------------------------------------------------------
Japan - 10.3%      Auto Components - 0.2%                             61,500  Toyota Industries Corp.                     2,786,371
                   ----------------------------------------------------------------------------------------------------------------
                   Automobiles - 0.6%                                 20,900  Honda Motor Co., Ltd.                         758,868
                                                                     236,200  Suzuki Motor Corp.                          6,882,466
                                                                                                                    ---------------
                                                                                                                          7,641,334
                   ----------------------------------------------------------------------------------------------------------------
                   Beverages - 0.5%                                       39  Coca-Cola Central Japan Co., Ltd.             302,766
                                                                     153,275  Coca-Cola West Holdings Co., Ltd.           3,197,627
                                                                      15,000  Hokkaido Coca-Cola Bottling Co.,
                                                                              Ltd.                                           86,867
                                                                     138,000  Kirin Holdings Co., Ltd.                    1,960,850
                                                                      39,500  Mikuni Coca-Cola Bottling Co., Ltd.           400,159
                                                                                                                    ---------------
                                                                                                                          5,948,269
                   ----------------------------------------------------------------------------------------------------------------
                   Building Products - 0.1%                           75,600  Asahi Glass Co., Ltd.                       1,012,190
                                                                      13,500  Daikin Industries Ltd.                        527,429
                                                                                                                    ---------------
                                                                                                                          1,539,619
                   ----------------------------------------------------------------------------------------------------------------
                   Chemicals - 0.8%                                  288,000  Mitsubishi Rayon Co., Ltd.                  2,154,565
                                                                      56,000  Shin-Etsu Chemical Co., Ltd.                4,135,008
                                                                     442,000  Sumitomo Chemical Co., Ltd.                 3,296,578
                                                                                                                    ---------------
                                                                                                                          9,586,151
                   ----------------------------------------------------------------------------------------------------------------
                   Commercial Banks - 0.5%                            54,000  The Bank of Kyoto Ltd.                        728,409
                                                                     129,300  The Bank of Yokohama Ltd.                     899,137
                                                                     230,100  Fukuoka Financial Group, Inc.               1,478,125
                                                                     271,000  Shinsei Bank Ltd.                           1,012,331
                                                                         238  Sumitomo Mitsui Financial Group, Inc.       2,150,864
                                                                                                                    ---------------
                                                                                                                          6,268,866
                   ----------------------------------------------------------------------------------------------------------------
                   Construction & Engineering - 0.6%                 113,377  JGC Corp.                                   2,333,013
                                                                     138,000  Kinden Corp.                                1,225,797
                                                                     436,500  Okumura Corp.                               2,327,413
                                                                     182,700  Toda Corp.                                    996,347
                                                                                                                    ---------------
                                                                                                                          6,882,570
                   ----------------------------------------------------------------------------------------------------------------
                   Consumer Finance - 0.1%                            60,000  Credit Saison Co., Ltd.                     1,467,691
                   ----------------------------------------------------------------------------------------------------------------
                   Diversified Financial Services - 0.7%             381,700  RHJ International (a)                       7,765,496
                                                                      41,200  RHJ International (a)(b)(f)                   838,193
                                                                                                                    ---------------
                                                                                                                          8,603,689
                   ----------------------------------------------------------------------------------------------------------------
                   Electronic Equipment & Instruments - 0.2%          39,000  Murata Manufacturing Co., Ltd.              2,913,815
                   ----------------------------------------------------------------------------------------------------------------
                   Food & Staples Retailing - 0.3%                     4,200  Ministop Co., Ltd.                             79,043
                                                                     118,800  Seven & I Holdings Co. Ltd.                 3,336,229
                                                                                                                    ---------------
                                                                                                                          3,415,272
                   ----------------------------------------------------------------------------------------------------------------

BlackRock Global Dynamic Equity Fund
Schedule of Investments as of July 31, 2007 (Unaudited)        (in U.S. dollars)

                                                                      Shares
Country            Industry                                             Held  Common Stocks                              Value
-----------------------------------------------------------------------------------------------------------------------------------
                   Food Products - 0.1%                              110,500  Ajinomoto Co., Inc.                   $     1,338,201
                                                                       5,200  House Foods Corp.                              77,366
                                                                                                                    ---------------
                                                                                                                          1,415,567
                   ----------------------------------------------------------------------------------------------------------------
                   Gas Utilities - 0.2%                              614,100  Tokyo Gas Co., Ltd.                         2,667,359
                   ----------------------------------------------------------------------------------------------------------------
                   Household Durables - 0.3%                          96,300  Fuso Lexel, Inc.                              802,331
                                                                      25,900  Rinnai Corp.                                  769,111
                                                                         200  Sanyo Housing Nagoya Co. Ltd.                 286,180
                                                                     116,000  Sekisui House Ltd.                          1,439,359
                                                                                                                    ---------------
                                                                                                                          3,296,981
                   ----------------------------------------------------------------------------------------------------------------
                   Household Products - 0.1%                          51,000  Kao Corp.                                   1,406,547
                   ----------------------------------------------------------------------------------------------------------------
                   Insurance - 2.3%                                  800,200  Aioi Insurance Co., Ltd.                    4,734,148
                                                                     244,500  Millea Holdings, Inc.                       9,725,991
                                                                     646,030  Mitsui Sumitomo Insurance Co., Ltd.         7,456,221
                                                                     694,300  Nipponkoa Insurance Co., Ltd.               6,288,245
                                                                                                                    ---------------
                                                                                                                         28,204,605
                   ----------------------------------------------------------------------------------------------------------------
                   Machinery - 0.4%                                  219,400  Kubota Corp.                                1,821,800
                                                                     183,300  Tadano Ltd.                                 2,632,348
                                                                                                                    ---------------
                                                                                                                          4,454,148
                   ----------------------------------------------------------------------------------------------------------------
                   Media - 0.2%                                      129,600  Toho Co., Ltd.                              2,381,256
                   ----------------------------------------------------------------------------------------------------------------
                   Office Electronics - 0.3%                          70,700  Canon, Inc.                                 3,736,801
                   ----------------------------------------------------------------------------------------------------------------
                   Pharmaceuticals - 0.5%                             98,000  Takeda Pharmaceutical Co., Ltd.             6,383,848
                                                                      22,100  Tanabe Seiyaku Co., Ltd.                      258,852
                                                                                                                    ---------------
                                                                                                                          6,642,700
                   ----------------------------------------------------------------------------------------------------------------
                   Real Estate Management & Development - 0.2%         1,235  NTT Urban Development Co.                   2,235,388
                   ----------------------------------------------------------------------------------------------------------------
                   Road & Rail - 0.2%                                    345  East Japan Railway Co.                      2,558,843
                   ----------------------------------------------------------------------------------------------------------------
                   Specialty Retail - 0.0%                             2,200  Shimachu Co., Ltd.                             62,470
                   ----------------------------------------------------------------------------------------------------------------
                   Textiles, Apparel & Luxury Goods - 0.0%            21,000  Asics Corp.                                   286,570
                   ----------------------------------------------------------------------------------------------------------------
                   Tobacco - 0.2%                                        500  Japan Tobacco, Inc.                         2,541,061
                   ----------------------------------------------------------------------------------------------------------------
                   Trading Companies & Distributors - 0.4%           173,000  Mitsubishi Corp.                            5,108,851
                   ----------------------------------------------------------------------------------------------------------------
                   Wireless Telecommunication Services - 0.3%          3,010  NTT DoCoMo, Inc.                            4,179,468
                                                                          60  Okinawa Cellular Telephone Co.                159,325
                                                                                                                    ---------------
                                                                                                                          4,338,793
                   ----------------------------------------------------------------------------------------------------------------
                                                                              Total Common Stocks in Japan              128,391,587
-----------------------------------------------------------------------------------------------------------------------------------
Malaysia - 0.6%    Diversified Telecommunication Services - 0.1%     361,000  Telekom Malaysia Bhd                        1,058,060
                   ----------------------------------------------------------------------------------------------------------------
                   Electric Utilities - 0.1%                         245,841  Tenaga Nasional Bhd                           774,117
                   ----------------------------------------------------------------------------------------------------------------
                   Food Products - 0.3%                            2,588,863  IOI Corp. Bhd                               3,930,079
                   ----------------------------------------------------------------------------------------------------------------
                   Tobacco - 0.1%                                     89,400  British American Tobacco
                                                                              Malaysia Bhd                                1,030,739
                   ----------------------------------------------------------------------------------------------------------------
                   Transportation Infrastructure - 0.0%               83,900  PLUS Expressways Bhd                           78,742
                   ----------------------------------------------------------------------------------------------------------------
                                                                              Total Common Stocks in Malaysia             6,871,737
-----------------------------------------------------------------------------------------------------------------------------------
Mexico - 0.4%      Beverages - 0.0%                                   18,000  Fomento Economico Mexicano,
                                                                              SA de CV (b)                                  666,360
                   ----------------------------------------------------------------------------------------------------------------
                   Construction Materials - 0.1%                      42,400  Cemex, SA de CV (a)(b)                      1,371,216
                   ----------------------------------------------------------------------------------------------------------------

BlackRock Global Dynamic Equity Fund
Schedule of Investments as of July 31, 2007 (Unaudited)        (in U.S. dollars)

                                                                      Shares
Country            Industry                                             Held  Common Stocks                              Value
-----------------------------------------------------------------------------------------------------------------------------------
                   Household Durables - 0.0%                          54,300  Urbi, Desarrollos Urbanos,
                                                                              SA de CV (a)                          $       228,698
                   ----------------------------------------------------------------------------------------------------------------
                   Media - 0.3%                                      135,600  Grupo Televisa, SA (b)                      3,423,900
                   ----------------------------------------------------------------------------------------------------------------
                                                                              Total Common Stocks in Mexico               5,690,174
-----------------------------------------------------------------------------------------------------------------------------------
Netherlands -      Metals & Mining - 0.3%                             71,856  Arcelor Mittal                              4,393,774
0.3%               ----------------------------------------------------------------------------------------------------------------
                                                                              Total Common Stocks in the
                                                                              Netherlands                                 4,393,774
-----------------------------------------------------------------------------------------------------------------------------------
New Zealand -      Diversified Telecommunication Services - 0.0%      32,300  Telecom Corp. of New Zealand Ltd.             111,767
0.0%               ----------------------------------------------------------------------------------------------------------------
                   Electric Utilities - 0.0%                          26,900  Contact Energy Ltd.                           188,820
                   ----------------------------------------------------------------------------------------------------------------
                                                                              Total Common Stocks in New Zealand            300,587
-----------------------------------------------------------------------------------------------------------------------------------
Norway - 0.7%      Diversified Telecommunication Services - 0.1%      76,700  Telenor ASA                                 1,402,587
                   ----------------------------------------------------------------------------------------------------------------
                   Industrial Conglomerates - 0.2%                   139,890  Orkla ASA                                   2,629,431
                   ----------------------------------------------------------------------------------------------------------------
                   Oil, Gas & Consumable Fuels - 0.4%                169,279  Statoil ASA                                 5,002,898
                   ----------------------------------------------------------------------------------------------------------------
                                                                              Total Common Stocks in Norway               9,034,916
-----------------------------------------------------------------------------------------------------------------------------------
Peru - 0.1%        Metals & Mining - 0.1%                              8,000  Southern Copper Corp. (e)                     901,680
                   ----------------------------------------------------------------------------------------------------------------
                                                                              Total Common Stocks in Peru                   901,680
-----------------------------------------------------------------------------------------------------------------------------------
Singapore - 1.9%   Commercial Banks - 0.1%                           289,000  Oversea-Chinese Banking Corp.               1,709,857
                   ----------------------------------------------------------------------------------------------------------------
                   Diversified Telecommunication Services - 0.5%   2,515,960  Singapore Telecommunications Ltd.           5,718,423
                   ----------------------------------------------------------------------------------------------------------------
                   Health Care Providers & Services - 0.2%           759,675  Parkway Holdings Ltd.                       1,917,307
                   ----------------------------------------------------------------------------------------------------------------
                   Industrial Conglomerates - 0.7%                   596,000  Fraser and Neave Ltd.                       2,029,852
                                                                     702,600  Keppel Corp. Ltd.                           6,131,621
                                                                                                                    ---------------
                                                                                                                          8,161,473
                   ----------------------------------------------------------------------------------------------------------------
                   Real Estate Management & Development - 0.4%       996,000  CapitaLand Ltd.                             4,824,399
                                                                     153,000  Keppel Land Ltd.                              829,096
                                                                                                                    ---------------
                                                                                                                          5,653,495
                   ----------------------------------------------------------------------------------------------------------------
                   Trading Companies & Distributors - 0.0%           102,733  Noble Group Ltd.                              113,283
                   ----------------------------------------------------------------------------------------------------------------
                   Wireless Telecommunication Services - 0.0%        279,090  MobileOne Ltd.                                390,492
                   ----------------------------------------------------------------------------------------------------------------
                                                                              Total Common Stocks in Singapore           23,664,330
-----------------------------------------------------------------------------------------------------------------------------------
South Africa -     Metals & Mining - 0.0%                             14,900  Gold Fields Ltd. (b)                          246,148
0.1%               ----------------------------------------------------------------------------------------------------------------
                   Oil, Gas & Consumable Fuels - 0.1%                 13,700  Sasol Ltd.                                    516,997
                   ----------------------------------------------------------------------------------------------------------------
                                                                              Total Common Stocks in South Africa           763,145
-----------------------------------------------------------------------------------------------------------------------------------
South Korea -      Chemicals - 0.3%                                   72,200  SODIFF Advanced Materials Co. Ltd.          4,257,610
2.7%               ----------------------------------------------------------------------------------------------------------------
                   Commercial Banks - 0.4%                            52,500  Daegu Bank                                  1,028,000
                                                                      20,262  Hana Financial Group, Inc.                  1,093,281
                                                                      23,000  Kookmin Bank                                2,007,520
                                                                      67,800  Pusan Bank                                  1,298,127
                                                                                                                    ---------------
                                                                                                                          5,426,928
                   ----------------------------------------------------------------------------------------------------------------
                   Diversified Telecommunication Services - 0.3%     158,200  KT Corp. (b)(e)                             3,720,864
                   ----------------------------------------------------------------------------------------------------------------
                   Electric Utilities - 0.1%                          16,100  Korea Electric Power Corp.                    771,930
                   ----------------------------------------------------------------------------------------------------------------
                   Electrical Equipment - 0.1%                         7,000  LS Cable Ltd.                                 633,107
                   ----------------------------------------------------------------------------------------------------------------
                   Electronic Equipment & Instruments - 0.1%          68,737  Fine DNC Co., Ltd.                            364,364
                                                                      93,800  Interflex Co., Ltd.                           554,172
                                                                                                                    ---------------
                                                                                                                            918,536
                   ----------------------------------------------------------------------------------------------------------------

BlackRock Global Dynamic Equity Fund
Schedule of Investments as of July 31, 2007 (Unaudited)        (in U.S. dollars)

                                                                      Shares
Country            Industry                                             Held  Common Stocks                              Value
-----------------------------------------------------------------------------------------------------------------------------------
                   Food Products - 0.1%                                3,800  CJ Corp.                              $       522,567
                                                                         400  Nong Shim Co., Ltd.                           108,783
                                                                                                                    ---------------
                                                                                                                            631,350
                   ----------------------------------------------------------------------------------------------------------------
                   Hotels, Restaurants & Leisure - 0.1%              220,834  Paradise Co. Ltd.                           1,054,048
                   ----------------------------------------------------------------------------------------------------------------
                   Insurance - 0.4%                                   38,300  Dongbu Insurance Co., Ltd.                  1,601,215
                                                                     146,719  Korean Reinsurance Co.                      2,192,600
                                                                     150,700  Meritz Fire & Marine Insurance
                                                                              Co. Ltd.                                    1,632,707
                                                                                                                    ---------------
                                                                                                                          5,426,522
                   ----------------------------------------------------------------------------------------------------------------
                   Metals & Mining - 0.3%                              3,100  POSCO                                       1,792,641
                                                                      17,200  POSCO (b)                                   2,450,140
                                                                                                                    ---------------
                                                                                                                          4,242,781
                   ----------------------------------------------------------------------------------------------------------------
                   Multiline Retail - 0.0%                             3,100  Lotte Shopping Co. (b)(f)                      60,698
                   ----------------------------------------------------------------------------------------------------------------
                   Textiles, Apparel & Luxury Goods - 0.1%            13,800  Cheil Industries, Inc.                        797,945
                   ----------------------------------------------------------------------------------------------------------------
                   Tobacco - 0.3%                                     57,000  KT&G Corp.                                  4,270,338
                   ----------------------------------------------------------------------------------------------------------------
                   Wireless Telecommunication Services - 0.1%          3,600  SK Telecom Co., Ltd.                          806,007
                   ----------------------------------------------------------------------------------------------------------------
                                                                              Total Common Stocks in South Korea         33,018,664
-----------------------------------------------------------------------------------------------------------------------------------
Spain - 1.0%       Commercial Banks - 0.9%                           223,012  Banco Bilbao Vizcaya Argentaria SA          5,459,449
                                                                     334,108  Banco Santander Central Hispano SA          6,363,004
                                                                                                                    ---------------
                                                                                                                         11,822,453
                   ----------------------------------------------------------------------------------------------------------------
                   Transportation Infrastructure - 0.1%               43,500  Cintra Concesiones de
                                                                              Infraestructuras de Transporte SA             661,304
                   ----------------------------------------------------------------------------------------------------------------
                                                                              Total Common Stocks in Spain               12,483,757
-----------------------------------------------------------------------------------------------------------------------------------
Sweden - 0.4%      Diversified Financial Services - 0.4%             175,292  Investor AB                                 4,534,099
                   ----------------------------------------------------------------------------------------------------------------
                                                                              Total Common Stocks in Sweden               4,534,099
-----------------------------------------------------------------------------------------------------------------------------------
Switzerland -      Capital Markets - 0.8%                             74,886  Credit Suisse Group                         4,884,958
2.3%                                                                  88,179  UBS AG                                      4,881,704
                                                                                                                    ---------------
                                                                                                                          9,766,662
                   ----------------------------------------------------------------------------------------------------------------
                   Food Products - 0.6%                               21,150  Nestle SA Registered Shares                 8,125,359
                   ----------------------------------------------------------------------------------------------------------------
                   Insurance - 0.2%                                   35,021  Swiss Reinsurance Registered Shares         3,004,888
                   ----------------------------------------------------------------------------------------------------------------
                   Pharmaceuticals - 0.7%                             14,450  Novartis AG (b)                               779,578
                                                                     137,640  Novartis AG Registered Shares               7,424,266
                                                                                                                    ---------------
                                                                                                                          8,203,844
                   ----------------------------------------------------------------------------------------------------------------
                                                                              Total Common Stocks in Switzerland         29,100,753
-----------------------------------------------------------------------------------------------------------------------------------
Taiwan - 0.9%      Commercial Banks - 0.1%                         1,491,000  Chinatrust Financial Holding Co. (a)        1,173,762
                                                                     226,000  SinoPac Financial Holdings Co., Ltd.          114,021
                                                                     186,400  Taishin Financial Holdings Co.,
                                                                              Ltd. (a)                                       99,533
                                                                                                                    ---------------
                                                                                                                          1,387,316
                   ----------------------------------------------------------------------------------------------------------------
                   Construction Materials - 0.0%                     371,236  Taiwan Cement Corp.                           446,673
                   ----------------------------------------------------------------------------------------------------------------
                   Diversified Financial Services - 0.0%             285,200  Fubon Financial Holding Co. Ltd.              263,813
                   ----------------------------------------------------------------------------------------------------------------
                   Diversified Telecommunication Services - 0.3%   1,655,390  Chunghwa Telecom Co. Ltd.                   2,847,991
                                                                      52,397  Chunghwa Telecom Co. Ltd. (b)                 868,749
                                                                                                                    ---------------
                                                                                                                          3,716,740
                   ----------------------------------------------------------------------------------------------------------------

BlackRock Global Dynamic Equity Fund
Schedule of Investments as of July 31, 2007 (Unaudited)        (in U.S. dollars)

                                                                      Shares
Country            Industry                                             Held  Common Stocks                              Value
-----------------------------------------------------------------------------------------------------------------------------------
                   Electronic Equipment & Instruments - 0.3%         805,042  Delta Electronics, Inc.               $     3,153,849
                   ----------------------------------------------------------------------------------------------------------------
                   Insurance - 0.2%                                  851,308  Cathay Financial Holding Co., Ltd.          2,209,963
                   ----------------------------------------------------------------------------------------------------------------
                                                                              Total Common Stocks in Taiwan              11,178,354
-----------------------------------------------------------------------------------------------------------------------------------
Thailand - 1.1%    Commercial Banks - 0.2%                         1,228,600  Siam Commercial Bank PCL                    2,982,833
                   ----------------------------------------------------------------------------------------------------------------
                   Construction Materials - 0.0%                      48,900  Siam Cement PCL Foreign Shares                390,659
                   ----------------------------------------------------------------------------------------------------------------
                   Electronic Equipment & Instruments - 0.1%         674,000  Hana Microelectronics PCL                     513,856
                   ----------------------------------------------------------------------------------------------------------------
                   Food Products - 0.0%                               38,800  Thai Union Frozen Products PCL
                                                                              Foreign Shares                                 27,643
                   ----------------------------------------------------------------------------------------------------------------
                   Oil, Gas & Consumable Fuels - 0.7%                410,000  Banpu PCL                                   3,405,132
                                                                     107,900  PTT Exploration & Production PCL              408,918
                                                                     256,600  PTT PCL                                     2,385,563
                                                                     800,000  Thai Oil PCL Foreign Shares                 2,072,539
                                                                                                                    ---------------
                                                                                                                          8,272,152
                   ----------------------------------------------------------------------------------------------------------------
                   Transportation Infrastructure - 0.1%              543,100  Airports of Thailand PCL                    1,037,156
                                                                      58,400  Bangkok Expressway PCL Foreign
                                                                              Shares                                         42,709
                                                                                                                    ---------------
                                                                                                                          1,079,865
                   ----------------------------------------------------------------------------------------------------------------
                                                                              Total Common Stocks in Thailand            13,267,008
-----------------------------------------------------------------------------------------------------------------------------------
United Kingdom -   Aerospace & Defense - 0.4%                        552,713  BAE Systems Plc                             4,685,667
4.9%               ----------------------------------------------------------------------------------------------------------------
                   Beverages - 0.2%                                   35,400  Diageo Plc (b)                              2,891,472
                   ----------------------------------------------------------------------------------------------------------------
                   Commercial Banks - 0.7%                           250,162  Barclays Plc                                3,513,798
                                                                     259,075  HBOS Plc                                    5,044,928
                                                                                                                    ---------------
                                                                                                                          8,558,726
                   ----------------------------------------------------------------------------------------------------------------
                   Diversified Financial Services - 0.0%             195,052  Guinness Peat Group Plc                       280,220
                   ----------------------------------------------------------------------------------------------------------------
                   Food Products - 0.7%                               25,500  Cadbury Schweppes Plc (b)                   1,268,115
                                                                     107,500  Premier Foods Plc                             550,197
                                                                     205,235  Unilever Plc                                6,401,044
                                                                                                                    ---------------
                                                                                                                          8,219,356
                   ----------------------------------------------------------------------------------------------------------------
                   Insurance - 0.6%                                  224,992  Aviva Plc                                   3,126,703
                                                                     307,346  Prudential Plc                              4,226,700
                                                                                                                    ---------------
                                                                                                                          7,353,403
                   ----------------------------------------------------------------------------------------------------------------
                   Oil, Gas & Consumable Fuels - 0.8%                238,235  Royal Dutch Shell Plc Class B               9,420,521
                   ----------------------------------------------------------------------------------------------------------------
                   Pharmaceuticals - 0.4%                            210,073  GlaxoSmithKline Plc                         5,316,585
                   ----------------------------------------------------------------------------------------------------------------
                   Tobacco - 0.4%                                    154,839  British American Tobacco Plc                5,003,770
                   ----------------------------------------------------------------------------------------------------------------
                   Wireless Telecommunication Services - 0.7%      2,866,500  Vodafone Group Plc                          8,617,193
                                                                      16,394  Vodafone Group Plc (b)                        497,558
                                                                                                                    ---------------
                                                                                                                          9,114,751
                   ----------------------------------------------------------------------------------------------------------------
                                                                              Total Common Stocks
                                                                              in the United Kingdom                      60,844,471
-----------------------------------------------------------------------------------------------------------------------------------
United States -    Aerospace & Defense - 0.2%                            700  Boeing Co.                                     72,401
35.1%                                                                  7,200  General Dynamics Corp.                        565,632
                                                                       1,300  Honeywell International, Inc.                  74,763
                                                                         800  L-3 Communications Holdings, Inc.              78,048

BlackRock Global Dynamic Equity Fund
Schedule of Investments as of July 31, 2007 (Unaudited)        (in U.S. dollars)

                                                                      Shares
Country            Industry                                             Held  Common Stocks                              Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                                         700  Lockheed Martin Corp.                 $        68,936
                                                                         900  Northrop Grumman Corp.                         68,490
                                                                       1,200  Raytheon Co.                                   66,432
                                                                      30,800  Spirit Aerosystems Holdings, Inc.
                                                                              Class A (a)                                 1,118,040
                                                                                                                    ---------------
                                                                                                                          2,112,742
                   ----------------------------------------------------------------------------------------------------------------
                   Air Freight & Logistics - 0.0%                      5,200  FedEx Corp.                                   575,848
                   ----------------------------------------------------------------------------------------------------------------
                   Airlines - 0.0%                                     1,500  AMR Corp. (a)                                  37,020
                                                                       1,500  Continental Airlines, Inc.
                                                                              Class B (a)                                    47,265
                                                                                                                    ---------------
                                                                                                                             84,285
                   ----------------------------------------------------------------------------------------------------------------
                   Auto Components - 0.0%                                700  Johnson Controls, Inc.                         79,205
                   ----------------------------------------------------------------------------------------------------------------
                   Automobiles - 0.1%                                 22,375  General Motors Corp.                          724,950
                   ----------------------------------------------------------------------------------------------------------------
                   Beverages - 0.3%                                   53,300  The Coca-Cola Co.                           2,777,463
                                                                      40,200  Constellation Brands, Inc.
                                                                              Class A (a)                                   881,586
                                                                       2,000  Pepsi Bottling Group, Inc.                     66,920
                                                                      16,900  PepsiAmericas, Inc.                           467,623
                                                                                                                    ---------------
                                                                                                                          4,193,592
                   ----------------------------------------------------------------------------------------------------------------
                   Biotechnology - 0.0%                               45,200  Senomyx, Inc. (a)                             501,268
                   ----------------------------------------------------------------------------------------------------------------
                   Building Products - 0.0%                            1,200  American Standard Cos., Inc.                   64,860
                   ----------------------------------------------------------------------------------------------------------------
                   Capital Markets - 0.9%                              1,100  American Capital Strategies Ltd.               41,767
                                                                       1,100  Ameriprise Financial, Inc.                     66,297
                                                                     107,579  The Bank of New York Mellon Corp.           4,577,486
                                                                         300  The Bear Stearns Cos., Inc.                    36,366
                                                                         300  The Goldman Sachs Group, Inc.                  56,502
                                                                         700  Morgan Stanley                                 44,709
                                                                      66,900  Northern Trust Corp.                        4,178,574
                                                                      30,400  State Street Corp.                          2,037,712
                                                                                                                    ---------------
                                                                                                                         11,039,413
                   ----------------------------------------------------------------------------------------------------------------
                   Chemicals - 0.1%                                    1,600  Albemarle Corp.                                64,368
                                                                       2,200  Celanese Corp. Series A                        82,500
                                                                      23,600  E.I. du Pont de Nemours & Co.               1,102,828
                                                                       1,200  Lubrizol Corp.                                 75,192
                                                                                                                    ---------------
                                                                                                                          1,324,888
                   ----------------------------------------------------------------------------------------------------------------
                   Commercial Banks - 0.1%                             5,900  Wachovia Corp.                                278,539
                                                                      25,600  Wells Fargo & Co.                             864,512
                                                                                                                    ---------------
                                                                                                                          1,143,051
                   ----------------------------------------------------------------------------------------------------------------
                   Commercial Services & Supplies - 0.0%                 900  Manpower, Inc.                                 71,145
                   ----------------------------------------------------------------------------------------------------------------
                   Communications Equipment - 2.5%                   678,100  3Com Corp. (a)                              2,712,400
                                                                       4,200  Avaya, Inc. (a)                                69,468

BlackRock Global Dynamic Equity Fund
Schedule of Investments as of July 31, 2007 (Unaudited)        (in U.S. dollars)

                                                                      Shares
Country            Industry                                             Held  Common Stocks                              Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                                     136,800  Ciena Corp. (a)                       $     4,997,304
                                                                     345,300  Cisco Systems, Inc. (a)                     9,982,623
                                                                     282,300  Comverse Technology, Inc. (a)               5,439,921
                                                                      45,000  Extreme Networks, Inc. (a)                    182,700
                                                                      25,250  JDS Uniphase Corp. (a)                        361,833
                                                                     182,300  Motorola, Inc.                              3,097,277
                                                                      94,700  QUALCOMM, Inc.                              3,944,255
                                                                       4,500  Tellabs, Inc. (a)                              51,075
                                                                                                                    ---------------
                                                                                                                         30,838,856
                   ----------------------------------------------------------------------------------------------------------------
                   Computers & Peripherals - 1.6%                     61,000  Apple Computer, Inc. (a)                    8,037,360
                                                                      48,800  Hewlett-Packard Co.                         2,246,264
                                                                      66,400  International Business Machines Corp.       7,347,160
                                                                         900  Lexmark International, Inc.
                                                                              Class A (a)                                    35,586
                                                                       1,400  NCR Corp. (a)                                  73,108
                                                                     361,500  Sun Microsystems, Inc. (a)                  1,843,650
                                                                                                                    ---------------
                                                                                                                         19,583,128
                   ----------------------------------------------------------------------------------------------------------------
                   Construction & Engineering - 0.8%                  78,300  Foster Wheeler Ltd. (a)                     8,800,137
                                                                      23,921  KBR, Inc. (a)                                 767,625
                                                                                                                    ---------------
                                                                                                                          9,567,762
                   ----------------------------------------------------------------------------------------------------------------
                   Consumer Finance - 0.1%                               350  Discover Financial Services (a)                 8,067
                                                                      15,300  SLM Corp.                                     752,301
                                                                                                                    ---------------
                                                                                                                            760,368
                   ----------------------------------------------------------------------------------------------------------------
                   Containers & Packaging - 0.2%                      48,800  Crown Holdings, Inc. (a)                    1,198,528
                                                                       2,300  Sealed Air Corp.                               62,675
                                                                      64,100  Smurfit-Stone Container Corp. (a)             755,739
                                                                       1,800  Sonoco Products Co.                            66,006
                                                                                                                    ---------------
                                                                                                                          2,082,948
                   ----------------------------------------------------------------------------------------------------------------
                   Distributors - 0.0%                                 1,600  Genuine Parts Co.                              76,128
                   ----------------------------------------------------------------------------------------------------------------
                   Diversified Financial Services - 1.1%              50,300  Bank of America Corp.                       2,385,226
                                                                         700  CIT Group, Inc.                                28,826
                                                                     219,300  Citigroup, Inc.                            10,212,801
                                                                      20,500  JPMorgan Chase & Co.                          902,205
                                                                                                                    ---------------
                                                                                                                         13,529,058
                   ----------------------------------------------------------------------------------------------------------------
                   Diversified Telecommunication Services - 1.1%     129,937  AT&T Inc.                                   5,088,333
                                                                       1,500  CenturyTel, Inc.                               68,805
                                                                       4,800  Citizens Communications Co.                    69,264
                                                                       6,635  Embarq Corp.                                  409,977
                                                                      57,900  General Communication, Inc.
                                                                              Class A (a)                                   666,429
                                                                       6,100  Qwest Communications
                                                                              International Inc. (a)                         52,033

BlackRock Global Dynamic Equity Fund
Schedule of Investments as of July 31, 2007 (Unaudited)        (in U.S. dollars)

                                                                      Shares
Country            Industry                                             Held  Common Stocks                              Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                                     157,000  Verizon Communications, Inc.          $     6,691,340
                                                                      33,591  Windstream Corp.                              462,212
                                                                                                                    ---------------
                                                                                                                         13,508,393
                   ----------------------------------------------------------------------------------------------------------------
                   Electric Utilities - 0.6%                           1,100  Edison International                           58,179
                                                                      39,000  Exelon Corp.                                2,735,850
                                                                      55,300  Mirant Corp. (a)                            2,091,999
                                                                      60,300  PPL Corp.                                   2,842,542
                                                                                                                    ---------------
                                                                                                                          7,728,570
                   ----------------------------------------------------------------------------------------------------------------
                   Electronic Equipment & Instruments - 0.1%           1,800  Avnet, Inc. (a)                                68,184
                                                                      25,375  Tyco Electronics Ltd. (a)                     908,932
                                                                                                                    ---------------
                                                                                                                            977,116
                   ----------------------------------------------------------------------------------------------------------------
                   Energy Equipment & Services - 2.2%                 10,500  Baker Hughes, Inc.                            830,025
                                                                      73,700  Complete Production Services, Inc. (a)      1,709,103
                                                                      24,900  ENSCO International, Inc.                   1,520,643
                                                                      42,900  GlobalSantaFe Corp.                         3,076,359
                                                                      73,800  Grant Prideco, Inc. (a)                     4,140,180
                                                                      51,350  Halliburton Co.                             1,849,627
                                                                      46,025  Key Energy Services, Inc. (a)                 701,881
                                                                      19,500  National Oilwell Varco, Inc. (a)            2,342,145
                                                                      12,650  Noble Corp.                                 1,296,119
                                                                      45,800  Schlumberger Ltd.                           4,338,176
                                                                      43,700  Smith International, Inc.                   2,683,617
                                                                      12,750  Transocean, Inc.                            1,369,987
                                                                      19,450  Weatherford International Ltd. (a)          1,076,168
                                                                                                                    ---------------
                                                                                                                         26,934,030
                   ----------------------------------------------------------------------------------------------------------------
                   Food & Staples Retailing - 0.2%                    33,270  CVS/Caremark Corp.                          1,170,771
                                                                       2,600  The Kroger Co.                                 67,496
                                                                      19,291  SUPERVALU INC.                                803,856
                                                                       1,900  Safeway, Inc.                                  60,553
                                                                      16,100  Wal-Mart Stores, Inc.                         739,795
                                                                                                                    ---------------
                                                                                                                          2,842,471
                   ----------------------------------------------------------------------------------------------------------------
                   Food Products - 0.3%                               46,200  ConAgra Foods, Inc.                         1,171,170
                                                                       1,300  Dean Foods Co.                                 37,401
                                                                       1,100  General Mills, Inc.                            61,182
                                                                       1,500  H.J. Heinz Co.                                 65,640
                                                                      62,904  Kraft Foods, Inc.                           2,060,106
                                                                      40,200  Sara Lee Corp.                                637,170
                                                                       3,300  Tyson Foods, Inc. Class A                      70,290
                                                                                                                    ---------------
                                                                                                                          4,102,959
                   ----------------------------------------------------------------------------------------------------------------
                   Gas Utilities - 0.0%                                1,400  Oneok, Inc.                                    71,050
                   ----------------------------------------------------------------------------------------------------------------

BlackRock Global Dynamic Equity Fund
Schedule of Investments as of July 31, 2007 (Unaudited)        (in U.S. dollars)

                                                                      Shares
Country            Industry                                             Held  Common Stocks                              Value
-----------------------------------------------------------------------------------------------------------------------------------
                   Health Care Equipment & Supplies - 0.2%             3,500  Bausch & Lomb, Inc.                   $       223,755
                                                                      20,300  Baxter International, Inc.                  1,067,780
                                                                      40,600  Boston Scientific Corp. (a)                   533,890
                                                                      25,375  Covidien Ltd. (a)                           1,039,106
                                                                                                                    ---------------
                                                                                                                          2,864,531
                   ----------------------------------------------------------------------------------------------------------------
                   Health Care Providers & Services - 1.1%            28,250  Aetna, Inc.                                 1,357,977
                                                                      20,100  AmerisourceBergen Corp.                       946,911
                                                                       1,500  Cigna Corp.                                    77,460
                                                                         900  Coventry Health Care, Inc. (a)                 50,229
                                                                      10,000  DaVita, Inc. (a)                              529,400
                                                                       1,400  Express Scripts, Inc. (a)                      70,182
                                                                       1,500  Health Net, Inc. (a)                           74,310
                                                                      29,260  HealthSouth Corp. (a)(e)                      462,308
                                                                       8,700  Humana, Inc. (a)                              557,583
                                                                      25,450  Manor Care, Inc.                            1,612,258
                                                                      15,600  McKesson Corp.                                901,056
                                                                      26,400  Medco Health Solutions, Inc. (a)            2,145,528
                                                                      82,600  Tenet Healthcare Corp. (a)                    427,868
                                                                      56,200  UnitedHealth Group, Inc.                    2,721,766
                                                                      31,925  WellPoint, Inc. (a)                         2,398,206
                                                                                                                    ---------------
                                                                                                                         14,333,042
                   ----------------------------------------------------------------------------------------------------------------
                   Hotels, Restaurants & Leisure - 0.6%               55,100  McDonald's Corp. (h)                        2,637,637
                                                                     122,100  Panera Bread Co. Class A (a)                4,962,144
                                                                                                                    ---------------
                                                                                                                          7,599,781
                   ----------------------------------------------------------------------------------------------------------------
                   Household Durables - 0.0%                             800  Black & Decker Corp.                           69,256
                                                                         900  Mohawk Industries, Inc. (a)                    81,009
                                                                                                                    ---------------
                                                                                                                            150,265
                   ----------------------------------------------------------------------------------------------------------------
                   Household Products - 0.1%                             700  Energizer Holdings, Inc. (a)                   70,630
                                                                      20,800  The Procter & Gamble Co.                    1,286,688
                                                                                                                    ---------------
                                                                                                                          1,357,318
                   ----------------------------------------------------------------------------------------------------------------
                   IT Services - 0.0%                                  1,500  Accenture Ltd. Class A                         63,195
                                                                       2,200  Electronic Data Systems Corp.                  59,378
                                                                       2,300  Total System Services, Inc.                    64,699
                                                                                                                    ---------------
                                                                                                                            187,272
                   ----------------------------------------------------------------------------------------------------------------
                   Independent Power Producers & Energy               48,800  The AES Corp. (a)                             958,920
                   Traders - 0.2%                                        800  Constellation Energy Group, Inc.               67,040
                                                                      98,200  Dynegy, Inc. Class A (a)                      874,962
                                                                       1,800  NRG Energy, Inc. (a)                           69,390
                                                                                                                    ---------------
                                                                                                                          1,970,312
                   ----------------------------------------------------------------------------------------------------------------

BlackRock Global Dynamic Equity Fund
Schedule of Investments as of July 31, 2007 (Unaudited)        (in U.S. dollars)

                                                                      Shares
Country            Industry                                             Held  Common Stocks                              Value
-----------------------------------------------------------------------------------------------------------------------------------
                   Industrial Conglomerates - 2.0%                   596,300  General Electric Co. (e)(h)           $    23,112,588
                                                                      25,375  Tyco International Ltd.                     1,199,984
                                                                                                                    ---------------
                                                                                                                         24,312,572
                   ----------------------------------------------------------------------------------------------------------------
                   Insurance - 3.2%                                   68,100  ACE Ltd.                                    3,930,732
                                                                         900  AMBAC Financial Group, Inc.                    60,435
                                                                      24,500  The Allstate Corp.                          1,302,175
                                                                     199,600  American International Group, Inc. (h)     12,810,328
                                                                      23,500  Assurant, Inc.                              1,191,920
                                                                       1,700  Axis Capital Holdings Ltd.                     62,645
                                                                       1,400  CNA Financial Corp.                            58,128
                                                                         900  Chubb Corp.                                    45,369
                                                                      12,200  Darwin Professional Underwriters,
                                                                              Inc. (a)                                      258,396
                                                                      73,400  Endurance Specialty Holdings Ltd.           2,745,160
                                                                       3,300  Everest Re Group Ltd.                         324,225
                                                                       1,600  Genworth Financial, Inc. Class A               48,832
                                                                      18,800  Hartford Financial Services Group,
                                                                              Inc.                                        1,727,156
                                                                      40,000  IPC Holdings, Ltd.                            992,400
                                                                         700  Lincoln National Corp.                         42,224
                                                                       1,600  Loews Corp.                                    75,840
                                                                         900  MBIA, Inc.                                     50,490
                                                                      24,000  Marsh & McLennan Cos., Inc.                   661,200
                                                                      31,800  Platinum Underwriters Holdings Ltd.         1,055,760
                                                                      10,900  Prudential Financial, Inc.                    966,067
                                                                      20,200  RenaissanceRe Holdings Ltd.                 1,161,500
                                                                      77,200  The Travelers Cos., Inc.                    3,920,216
                                                                      89,700  XL Capital Ltd. Class A                     6,984,042
                                                                                                                    ---------------
                                                                                                                         40,475,240
                   ----------------------------------------------------------------------------------------------------------------
                   Internet & Catalog Retail - 0.0%                    2,800  Expedia, Inc. (a)                              74,508
                                                                       1,400  IAC/InterActiveCorp (a)                        40,236
                                                                       3,915  Liberty Media Holding Corp. -
                                                                              Interactive (a)                                82,019
                                                                                                                    ---------------
                                                                                                                            196,763
                   ----------------------------------------------------------------------------------------------------------------
                   Internet Software & Services - 0.5%                15,000  eBay, Inc. (a)                                486,000
                                                                      11,600  Google, Inc. Class A (a)                    5,916,000
                                                                                                                    ---------------
                                                                                                                          6,402,000
                   ----------------------------------------------------------------------------------------------------------------
                   Leisure Equipment & Products - 0.0%                 2,400  Hasbro, Inc.                                   67,248
                                                                       2,400  Mattel, Inc.                                   54,984
                                                                                                                    ---------------
                                                                                                                            122,232
                   ----------------------------------------------------------------------------------------------------------------
                   Life Sciences Tools & Services - 0.2%              10,200  Thermo Fisher Scientific, Inc. (a)            532,542
                                                                      25,550  Waters Corp. (a)                            1,488,543
                                                                                                                    ---------------
                                                                                                                          2,021,085
                   ----------------------------------------------------------------------------------------------------------------

BlackRock Global Dynamic Equity Fund
Schedule of Investments as of July 31, 2007 (Unaudited)        (in U.S. dollars)

                                                                      Shares
Country            Industry                                             Held  Common Stocks                              Value
-----------------------------------------------------------------------------------------------------------------------------------
                   Machinery - 0.0%                                      600  Deere & Co.                           $        72,252
                                                                         900  Eaton Corp.                                    87,462
                                                                       1,100  ITT Corp.                                      69,168
                                                                         800  Parker Hannifin Corp.                          78,944
                                                                       1,200  SPX Corp.                                     112,644
                                                                       1,200  Terex Corp. (a)                               103,500
                                                                                                                    ---------------
                                                                                                                            523,970
                   ----------------------------------------------------------------------------------------------------------------
                   Marine - 0.1%                                      42,000  American Commercial Lines, Inc. (a)           930,300
                   ----------------------------------------------------------------------------------------------------------------
                   Media - 0.6%                                        2,400  CBS Corp. Class B                              76,128
                                                                     164,800  Comcast Corp. Class A (a)                   4,329,296
                                                                       5,800  Discovery Holding Co. (a)                     137,576
                                                                       8,126  Idearc, Inc.                                  282,053
                                                                          17  Liberty Media Holding Corp. -
                                                                              Capital (a)                                     1,946
                                                                         700  The McGraw-Hill Cos., Inc.                     42,350
                                                                      44,800  Time Warner, Inc.                             862,848
                                                                      20,450  Viacom, Inc. Class B (a)                      783,235
                                                                      40,450  Virgin Media, Inc.                          1,004,778
                                                                                                                    ---------------
                                                                                                                          7,520,210
                   ----------------------------------------------------------------------------------------------------------------
                   Metals & Mining - 1.0%                             60,000  Alcoa, Inc.                                 2,292,000
                                                                      24,000  Freeport-McMoRan Copper & Gold,
                                                                              Inc. Class B                                2,255,520
                                                                     184,400  Newmont Mining Corp.                        7,698,700
                                                                         700  Nucor Corp.                                    35,140
                                                                       1,000  United States Steel Corp.                      98,290
                                                                                                                    ---------------
                                                                                                                         12,379,650
                   ----------------------------------------------------------------------------------------------------------------
                   Multi-Utilities - 0.1%                             54,100  CMS Energy Corp.                              874,256
                                                                       2,900  CenterPoint Energy, Inc.                       47,792
                                                                         700  Sempra Energy                                  36,904
                                                                                                                    ---------------
                                                                                                                            958,952
                   ----------------------------------------------------------------------------------------------------------------
                   Multiline Retail - 0.0%                             2,800  Big Lots, Inc. (a)                             72,408
                                                                       2,300  Family Dollar Stores, Inc.                     68,126
                                                                       1,500  Macy's, Inc.                                   54,105
                                                                         300  Sears Holdings Corp. (a)                       41,037
                                                                                                                    ---------------
                                                                                                                            235,676
                   ----------------------------------------------------------------------------------------------------------------
                   Office Electronics - 0.0%                           1,900  Xerox Corp. (a)                                33,174
                   ----------------------------------------------------------------------------------------------------------------
                   Oil, Gas & Consumable Fuels - 4.5%                 24,500  Anadarko Petroleum Corp.                    1,233,085
                                                                      15,000  Apache Corp.                                1,212,600
                                                                      61,250  Chevron Corp.                               5,222,175
                                                                      51,000  ConocoPhillips                              4,122,840
                                                                     112,200  Consol Energy, Inc.                         4,673,130
                                                                      41,300  Devon Energy Corp.                          3,081,393
                                                                     574,600  El Paso Corp.                               9,567,090

BlackRock Global Dynamic Equity Fund
Schedule of Investments as of July 31, 2007 (Unaudited)        (in U.S. dollars)

                                                                      Shares
Country            Industry                                             Held  Common Stocks                              Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                                     142,100  Exxon Mobil Corp. (h)                 $    12,096,973
                                                                      86,550  Foundation Coal Holdings, Inc.              3,016,267
                                                                      22,200  Hess Corp.                                  1,358,640
                                                                      35,800  Marathon Oil Corp.                          1,976,160
                                                                      25,000  Murphy Oil Corp.                            1,551,000
                                                                      38,850  Occidental Petroleum Corp.                  2,203,572
                                                                      82,300  Peabody Energy Corp.                        3,477,998
                                                                      18,000  Stone Energy Corp. (a)                        585,000
                                                                         900  Sunoco, Inc.                                   60,048
                                                                       1,300  Tesoro Corp.                                   64,740
                                                                                                                    ---------------
                                                                                                                         55,502,711
                   ----------------------------------------------------------------------------------------------------------------
                   Paper & Forest Products - 0.1%                     48,300  International Paper Co.                     1,790,481
                   ----------------------------------------------------------------------------------------------------------------
                   Personal Products - 0.1%                           28,200  Avon Products, Inc.                         1,015,482
                   ----------------------------------------------------------------------------------------------------------------
                   Pharmaceuticals - 2.4%                             25,400  Abbott Laboratories                         1,287,526
                                                                      98,200  Bristol-Myers Squibb Co.                    2,789,862
                                                                      33,200  Eli Lilly & Co.                             1,795,788
                                                                     103,900  Johnson & Johnson                           6,285,950
                                                                       3,300  King Pharmaceuticals, Inc. (a)                 56,133
                                                                      71,075  Merck & Co., Inc.                           3,528,874
                                                                     357,000  Pfizer, Inc.                                8,393,070
                                                                      73,900  Schering-Plough Corp.                       2,109,106
                                                                      71,400  Valeant Pharmaceuticals
                                                                              International                               1,120,266
                                                                      10,750  Watson Pharmaceuticals, Inc. (a)              327,015
                                                                      45,300  Wyeth                                       2,197,956
                                                                                                                    ---------------
                                                                                                                         29,891,546
                   ----------------------------------------------------------------------------------------------------------------
                   Real Estate Investment Trusts (REITs) - 0.0%       11,600  Ventas, Inc.                                  378,392
                   ----------------------------------------------------------------------------------------------------------------
                   Road & Rail - 1.7%                                 64,600  Burlington Northern Santa Fe Corp.          5,306,244
                                                                      35,700  Norfolk Southern Corp.                      1,919,946
                                                                     115,400  Union Pacific Corp.                        13,748,756
                                                                                                                    ---------------
                                                                                                                         20,974,946
                   ----------------------------------------------------------------------------------------------------------------
                   Semiconductors & Semiconductor                     74,600  Applied Materials, Inc.                     1,644,184
                   Equipment - 0.4%                                  128,600  Genesis Microchip, Inc. (a)                 1,109,818
                                                                      80,400  Intel Corp.                                 1,899,048
                                                                       2,500  Intersil Corp. Class A                         73,125
                                                                      21,600  LSI Logic Corp. (a)                           155,520
                                                                       2,200  Novellus Systems, Inc. (a)                     62,744
                                                                                                                    ---------------
                                                                                                                          4,944,439
                   ----------------------------------------------------------------------------------------------------------------
                   Software - 2.0%                                     1,400  BMC Software, Inc. (a)                         40,208
                                                                      14,000  Borland Software Corp. (a)                     74,340

BlackRock Global Dynamic Equity Fund
Schedule of Investments as of July 31, 2007 (Unaudited)        (in U.S. dollars)

                                                                      Shares
Country            Industry                                             Held  Common Stocks                              Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                                     238,500  CA, Inc. (e)                          $     5,981,580
                                                                       2,900  Cadence Design Systems, Inc. (a)               62,060
                                                                       2,100  McAfee, Inc. (a)                               75,306
                                                                     567,600  Microsoft Corp. (e)                        16,454,724
                                                                      49,300  Novell, Inc. (a)                              330,803
                                                                       2,500  Synopsys, Inc. (a)                             61,150
                                                                     206,900  TIBCO Software, Inc. (a)                    1,682,097
                                                                                                                    ---------------
                                                                                                                         24,762,268
                   ----------------------------------------------------------------------------------------------------------------
                   Specialty Retail - 0.0%                               600  AutoZone, Inc. (a)                             76,086
                                                                       1,200  The Sherwin-Williams Co.                       83,628
                                                                                                                    ---------------
                                                                                                                            159,714
                   ----------------------------------------------------------------------------------------------------------------
                   Textiles, Apparel & Luxury Goods - 0.0%             5,050  Hanesbrands, Inc. (a)                         156,600
                                                                     140,200  Unifi, Inc. (a)                               318,254
                                                                                                                    ---------------
                                                                                                                            474,854
                   ----------------------------------------------------------------------------------------------------------------
                   Thrifts & Mortgage Finance - 0.2%                   1,600  Countrywide Financial Corp.                    45,072
                                                                      38,600  Fannie Mae                                  2,309,824
                                                                      25,800  Fremont General Corp. (e)                     148,866
                                                                                                                    ---------------
                                                                                                                          2,503,762
                   ----------------------------------------------------------------------------------------------------------------
                   Tobacco - 0.2%                                     25,500  Alliance One International,
                                                                              Inc. (a)                                      220,575
                                                                      34,400  Altria Group, Inc.                          2,286,568
                                                                       1,100  Loews Corp. - Carolina Group                   83,369
                                                                       1,300  UST, Inc.                                      69,615
                                                                                                                    ---------------
                                                                                                                          2,660,127
                   ----------------------------------------------------------------------------------------------------------------
                   Trading Companies & Distributors - 0.0%               900  WW Grainger, Inc.                              78,624
                   ----------------------------------------------------------------------------------------------------------------
                   Transportation Infrastructure - 0.5%              144,800  Macquarie Infrastructure Co. LLC            5,761,592
                   ----------------------------------------------------------------------------------------------------------------
                   Wireless Telecommunication Services - 0.6%         32,100  Alltel Corp.                                2,116,995
                                                                     239,400  Sprint Nextel Corp. (e)                     4,914,882
                                                                         900  Telephone & Data Systems, Inc.                 59,760
                                                                                                                    ---------------
                                                                                                                          7,091,637
                   ----------------------------------------------------------------------------------------------------------------
                                                                              Total Common Stocks
                                                                              in the United States                      437,083,004
                   ----------------------------------------------------------------------------------------------------------------
                                                                              Total Common Stocks
                                                                              (Cost - $899,780,576) - 86.9%           1,082,200,248
-----------------------------------------------------------------------------------------------------------------------------------

                                                                              Preferred Stocks
-----------------------------------------------------------------------------------------------------------------------------------
United States -    Thrifts & Mortgage Finance - 0.0%                       5  Fannie Mae Series 2004-1, 5.375% (c)          491,817
0.0%               ----------------------------------------------------------------------------------------------------------------
                                                                              Total Preferred Stocks
                                                                              (Cost - $460,000) - 0.0%                      491,817
-----------------------------------------------------------------------------------------------------------------------------------

                                                                              Exchange-Traded Funds
-----------------------------------------------------------------------------------------------------------------------------------
                                                                     132,400  Consumer Staples Select Sector
                                                                              SPDR Fund (e)                               3,484,768
                                                                     133,400  Health Care Select Sector SPDR
                                                                              Fund (e)                                    4,484,908

BlackRock Global Dynamic Equity Fund
Schedule of Investments as of July 31, 2007 (Unaudited)        (in U.S. dollars)

                                                                      Shares
Country                                                                 Held  Exchange-Traded Funds                      Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                                      64,300  iShares Dow Jones US
                                                                              Telecommunications Sector
                                                                              Index Fund (e)                        $     2,144,405
                                                                       4,900  iShares Dow Jones US Utilities
                                                                              Sector Index Fund                             453,103
                                                                      50,000  iShares MSCI Brazil (Free) Index
                                                                              Fund (e)                                    3,160,000
                                                                     290,000  iShares MSCI South Korea Index
                                                                              Fund (e)                                   19,096,500
                                                                      28,700  iShares Silver Trust (a)                    3,675,035
                                                                      51,800  streetTRACKS(R) Gold Trust (a)              3,408,440
                                                                      18,100  Telecom HOLDRs Trust                          715,674
                                                                     204,800  Utilities Select Sector SPDR
                                                                              Fund (e)                                    7,720,960
                                                                       2,300  Vanguard Telecommunication
                                                                              Services ETF                                  186,346
                   ----------------------------------------------------------------------------------------------------------------
                                                                              Total Exchange-Traded Funds
                                                                              (Cost - $41,349,402) - 3.9%                48,530,139
-----------------------------------------------------------------------------------------------------------------------------------
                                                                              Mutual Funds
-----------------------------------------------------------------------------------------------------------------------------------
Vietnam - 0.4%                                                       139,954  Vietnam Enterprise Investments Ltd. -
                                                                              R Shares (a)                                  643,788
                                                                     143,040  Vietnam Opportunity Fund Ltd. (a)             447,000
                                                                   2,380,000  Vinaland Ltd. (a)                           3,343,900
                   ----------------------------------------------------------------------------------------------------------------
                                                                              Total Mutual Funds
                                                                              (Cost - $4,492,764) - 0.4%                  4,434,688
-----------------------------------------------------------------------------------------------------------------------------------
                   Industry                                                   Warrants (i)
-----------------------------------------------------------------------------------------------------------------------------------
Canada - 0.0%      Metals & Mining - 0.0%                            170,500  Peak Gold Ltd. (expires 4/03/2012)             42,353
                   ----------------------------------------------------------------------------------------------------------------
                                                                              Total Warrants
                                                                              (Cost - $34,869) - 0.0%                        42,353
-----------------------------------------------------------------------------------------------------------------------------------
                                                                              Rights
-----------------------------------------------------------------------------------------------------------------------------------
South Korea -      Insurance - 0.0%                                   57,788  Meritz Fire & Marine Insurance Co.
0.0%                                                                          Ltd. (o)                                      261,515
                   ----------------------------------------------------------------------------------------------------------------
                                                                              Total Rights (Cost - $0) - 0.0%               261,515
-----------------------------------------------------------------------------------------------------------------------------------

                                                                              Fixed Income Securities
-----------------------------------------------------------------------------------------------------------------------------------
                                                                        Face
                                                                      Amount  Corporate Bonds
-----------------------------------------------------------------------------------------------------------------------------------
China - 0.2%       Automobiles - 0.1%                      USD       830,000  Brilliance China Finance Ltd., 0%
                                                                              due 6/07/2011 (c)(k)                        1,027,125
                   ----------------------------------------------------------------------------------------------------------------
                   Food Products - 0.1%                    HKD     9,080,000  Chaoda Modern Agriculture Holdings
                                                                              Ltd., 0% due 5/08/2011 (c)(k)               1,399,498
                   ----------------------------------------------------------------------------------------------------------------
                                                                              Total Corporate Bonds in China              2,426,623
-----------------------------------------------------------------------------------------------------------------------------------
Hong Kong - 0.0%   Real Estate Management &                USD       200,000  Hongkong Land CB 2005 Ltd.,
                   Development - 0.0%                                         2.75% due 12/21/2012 (c)                      240,250
                   ----------------------------------------------------------------------------------------------------------------
                                                                              Total Corporate Bonds in Hong Kong            240,250
-----------------------------------------------------------------------------------------------------------------------------------
India - 0.8%       Automobiles - 0.2%                              1,945,000  Tata Motors Ltd., 1% due 4/27/2011 (c)      2,303,872
                   ----------------------------------------------------------------------------------------------------------------
                   Beverages - 0.0%                                  170,000  McDowell & Co., 2% due 3/30/2011 (c)          311,100
                   ----------------------------------------------------------------------------------------------------------------
                   Metals & Mining - 0.1%                          1,000,000  Gujarat NRE Coke Ltd., 0% due
                                                                              4/12/2011 (c)(k)                            1,110,000
                   ----------------------------------------------------------------------------------------------------------------
                   Thrifts & Mortgage Finance - 0.5%               4,000,000  Housing Development Finance Corp., 0%
                                                                              due 9/27/2010 (c)(k)                        6,285,000
                   ----------------------------------------------------------------------------------------------------------------
                                                                              Total Corporate Bonds in India             10,009,972
-----------------------------------------------------------------------------------------------------------------------------------
Malaysia - 1.0%    Diversified Financial Services - 0.0%             600,000  Feringghi Capital Ltd., 0% due
                                                                              12/22/2009 (c)(k)                             678,000
                   ----------------------------------------------------------------------------------------------------------------
                   Diversified Telecommunication                   5,400,000  Rafflesia Capital Ltd., 1.25% due
                   Services - 0.5%                                            10/04/2011 (c)                              6,081,750
                   ----------------------------------------------------------------------------------------------------------------

BlackRock Global Dynamic Equity Fund
Schedule of Investments as of July 31, 2007 (Unaudited)        (in U.S. dollars)

                                                                        Face
Country/Region     Industry                                           Amount  Corporate Bonds                            Value
-----------------------------------------------------------------------------------------------------------------------------------
                   Hotels, Restaurants &                   MYR     3,790,000  Berjaya Land Bhd, 8% due 8/15/2011
                   Leisure - 0.1%                                             (c)                                   $     1,173,918
                                                                     420,000  Resorts World Bhd 0% due 9/19/2008
                                                                              (c)(k)                                        179,939
                                                                                                                    ---------------
                                                                                                                          1,353,857
                   ----------------------------------------------------------------------------------------------------------------
                   Multi-Utilities - 0.3%                  USD     3,500,000  YTL Power Finance Cayman Ltd., 0% due
                                                                              5/09/2010 (c)(k)                            4,068,750
                   ----------------------------------------------------------------------------------------------------------------
                                                                              Total Corporate Bonds in Malaysia          12,182,357
-----------------------------------------------------------------------------------------------------------------------------------
Singapore - 0.1%   Real Estate Management &                SGD     1,000,000  Keppel Land Ltd., 2.50% due 6/23/2013
                   Development - 0.1%                                         (c)                                           938,902
                   ----------------------------------------------------------------------------------------------------------------
                                                                              Total Corporate Bonds in Singapore            938,902
-----------------------------------------------------------------------------------------------------------------------------------
Taiwan - 0.0%      Insurance - 0.0%                        USD        20,000  Shin Kong Financial Holding Co. Ltd.,
                                                                              0% due 6/17/2009 (c)(k)                        27,425
                   ----------------------------------------------------------------------------------------------------------------
                                                                              Total Corporate Bonds in Taiwan                27,425
-----------------------------------------------------------------------------------------------------------------------------------
United Arab        Real Estate Management &                        4,400,000  Aldar Funding Ltd., 5.767% due
Emirates - 0.4%    Development - 0.4%                                         11/10/2011 (c)                              5,192,000
                   ----------------------------------------------------------------------------------------------------------------
                                                                              Total Corporate Bonds in the
                                                                              United Arab Emirates                        5,192,000
-----------------------------------------------------------------------------------------------------------------------------------
United States -    Biotechnology - 0.0%                               90,000  Cell Genesys, Inc., 3.125% due
0.5%                                                                          11/01/2011 (c)                                 70,763
                                                                      50,000  Nabi Biopharmaceuticals, 2.875% due
                                                                              4/15/2025 (c)                                  42,750
                                                                                                                    ---------------
                                                                                                                            113,513
                   ----------------------------------------------------------------------------------------------------------------
                   Commercial Banks - 0.2%                         1,200,000  Preferred Term Securities XXIV, Ltd.,
                                                                              5.965% due 3/22/2037 (f)(n)                 1,146,000
                                                                     850,000  Preferred Term Securities XXV, Ltd.,
                                                                              5.758% due 6/22/2037 (n)                      820,250
                                                                     970,000  Preferred Term Securities XXVI, Ltd.,
                                                                              6.191% due 9/22/2037 (n)                      967,575
                                                                                                                    ---------------
                                                                                                                          2,933,825
                   ----------------------------------------------------------------------------------------------------------------
                   Food Products - 0.2%                            2,500,000  IOI Capital Bhd Series IOI, 0% due
                                                                              12/18/2011 (c)(k)                           2,925,000
                   ----------------------------------------------------------------------------------------------------------------
                   Oil, Gas & Consumable Fuels - 0.1%                480,000  McMoRan Exploration Co., 5.25% due
                                                                              10/06/2011 (c)                                539,400
                   ----------------------------------------------------------------------------------------------------------------
                                                                              Total Corporate Bonds in the
                                                                              United States                               6,511,738
                   ----------------------------------------------------------------------------------------------------------------
                                                                              Total Corporate Bonds
                                                                              (Cost - $35,259,393) - 3.0%                37,529,267
-----------------------------------------------------------------------------------------------------------------------------------

                                                                              Structured Notes
-----------------------------------------------------------------------------------------------------------------------------------
Europe - 1.2%                                                      7,060,000  Goldman Sachs & Co. (Dow Jones EURO
                                                                              STOXX 50(R) Index Linked Notes),
                                                                              due 6/20/2008 (a)(m)                        7,655,899
                                                                   7,060,000  JPMorgan Chase & Co. (Dow Jones EURO
                                                                              STOXX 50(R) Index Linked Notes),
                                                                              due 6/17/2008 (a)(m)                        7,625,506
                   ----------------------------------------------------------------------------------------------------------------
                                                                              Total Structured Notes in Europe           15,281,405
-----------------------------------------------------------------------------------------------------------------------------------
Germany - 0.1%                                                     1,500,000  Goldman Sachs & Co. (DAX Linked
                                                                              Notes), due 10/19/2007 (a)(m)               1,818,858
                   ----------------------------------------------------------------------------------------------------------------
                                                                              Total Structured Notes in Germany           1,818,858
-----------------------------------------------------------------------------------------------------------------------------------
Japan - 0.3%                                                       4,000,000  Goldman Sachs & Co. (TOPIX(R) Index
                                                                              Linked Notes), due 1/28/2008 (a)(l)         3,724,936
                   ----------------------------------------------------------------------------------------------------------------
                                                                              Total Structured Notes in Japan             3,724,936
-----------------------------------------------------------------------------------------------------------------------------------
United States - 1.7%                                               7,371,000  Morgan Stanley (Bear Market PLUS
                                                                              S&P 500 Index Linked Notes), Series F,
                                                                              0% due 7/07/2008 (a)(l)                     7,435,865
                                                                     520,000  UBS AG (Gold Linked Notes),
                                                                              due 4/23/2008 (a)(m)                          581,355
                                                                   2,960,000  UBS AG (Gold Linked Notes),
                                                                              due 4/28/2008 (a)(m)                        3,355,891
                                                                   1,720,000  UBS AG (Gold Linked Notes),
                                                                              due 5/27/2008 (a)(m)                        1,838,300

BlackRock Global Dynamic Equity Fund
Schedule of Investments as of July 31, 2007 (Unaudited)        (in U.S. dollars)

                                                                        Face
Country                                                               Amount  Structured Notes                           Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                           USD     1,790,000  UBS AG (Gold Linked Notes), due
                                                                              6/18/2008 (a)(m)                      $     1,884,976
                                                                   1,810,000  UBS AG (Gold Linked Notes), due
                                                                              6/19/2008 (a)(m)                            1,909,964
                                                                   1,710,000  UBS AG (Gold Linked Notes), due
                                                                              7/09/2008 (a)(m)                            1,799,024
                                                                   1,700,000  UBS AG (Gold Linked Notes), due
                                                                              7/11/2008 (a)(m)                            1,865,278
                   ----------------------------------------------------------------------------------------------------------------
                                                                              Total Structured Notes in the
                                                                              United States                              20,670,653
                   ----------------------------------------------------------------------------------------------------------------
                                                                              Total Structured Notes
                                                                              (Cost - $39,201,000) - 3.3%                41,495,852
                   ----------------------------------------------------------------------------------------------------------------
                                                                              Total Fixed Income Securities
                                                                              (Cost - $74,460,393) - 6.3%                79,025,119
-----------------------------------------------------------------------------------------------------------------------------------

                                                                        Face
                                                                      Amount  Short-Term Securities
-----------------------------------------------------------------------------------------------------------------------------------
United States -    Time Deposits - 0.0%                              127,192  Brown Brothers Harriman & Co.,
0.0%                                                                          4.66% due 8/01/2007                           127,192
-----------------------------------------------------------------------------------------------------------------------------------
United States -                                                   26,544,874  BlackRock Liquidity Series, LLC
8.2%                                                                          Cash Sweep Series, 5.33% (d)(g)            26,544,874
                                                                  75,616,400  BlackRock Liquidity Series, LLC
                                                                              Money Market Series, 5.37% (d)(g)(j)       75,616,400
                   ----------------------------------------------------------------------------------------------------------------
                                                                              Total Short-Term Securities
                                                                              (Cost - $102,288,466) - 8.2%              102,288,466
-----------------------------------------------------------------------------------------------------------------------------------

                                                                   Number of
                                                                   Contracts  Options Purchased
-----------------------------------------------------------------------------------------------------------------------------------
                   Call Options Purchased                                103  The Gap, Inc., expiring January 2008
                                                                              at USD 22.5                                     2,060
                                                                         968  Newmont Mining Corp., expiring
                                                                              January 2008 at USD 55                         77,440
                                                                                                                    ---------------
                                                                                                                             79,500
                   ----------------------------------------------------------------------------------------------------------------
                   Put Options                                         1,675  Bank of America Corp., expiring
                   Purchased                                                  November 2007 at USD 45                       276,375
                                                                         910  Bed Bath & Beyond, Inc., expiring
                                                                              November 2007 at USD 35                       191,100
                                                                         481  Black & Decker Corp., expiring
                                                                              August 2007 at USD 75                          14,430
                                                                              iShares Russell 2000 Index Fund:
                                                                       3,955    expiring September 2007 at USD 75           885,920
                                                                       5,858    expiring September 2007 at USD 78         2,196,750
                                                                       5,100    expiring September 2007 at USD 80         2,422,500
                                                                      11,362    expiring November 2007 at USD 80          5,260,606
                                                                         956  JB Hunt Transport Services, Inc.,
                                                                              expiring August 2007 at USD 22.5                4,780
                                                                         966  Leggett & Platt, Inc., expiring
                                                                              September 2007 at USD 22.5                    193,200
                                                                       1,457  Masco Corp., expiring October 2007
                                                                              at USD 25                                     101,990
                                                                         963  Royal Caribbean Cruises Ltd.,
                                                                              expiring September 2007 at USD 35              57,780
                                                                         479  The Sherwin-Williams Co., expiring
                                                                              September 2007 at USD 60                       21,076
                                                                         284  Washington Mutual, Inc., expiring
                                                                              October 2007 at USD 40                         95,424
                                                                         512  Washington Mutual, Inc., expiring
                                                                              October 2007 at USD 42.5                      271,360
                                                                         484  Whirlpool Corp., expiring
                                                                              September 2007 at USD 75                       14,520

BlackRock Global Dynamic Equity Fund
Schedule of Investments as of July 31, 2007 (Unaudited)        (in U.S. dollars)

                                   Number of
                                   Contracts  Options Purchased
-----------------------------------------------------------------------------------------------------------------------------------
                                         962  Williams-Sonoma, Inc., expiring August 2007 at USD 32.5               $       182,780
                                         900  Williams-Sonoma, Inc., expiring November 2007 at USD 30                       198,000
                                                                                                                    ---------------
                                                                                                                         12,388,591
               --------------------------------------------------------------------------------------------------------------------
                                              (Premiums Paid - $9,316,791) - 1.0%                                        12,468,091
               --------------------------------------------------------------------------------------------------------------------
                                              Total Investments
                                              (Cost - $1,132,183,261) - 106.7%                                        1,329,742,436
               --------------------------------------------------------------------------------------------------------------------

                                              Options Written
               --------------------------------------------------------------------------------------------------------------------
               Call Options Written    5,628  3Com Corp., expiring January 2008 at USD  5                                  (140,700)
                                         610  Apple Computer, Inc., expiring January 2008 at USD 85                      (3,135,400)
                                          35  Bausch & Lomb, Inc., expiring January 2008 at USD 45                          (72,450)
                                         117  Burlington Northern Santa Fe Corp., expiring January 2008 at USD 90           (57,330)
                                         295  Burlington Northern Santa Fe Corp., expiring January 2008 at USD 95           (97,350)
                                         301  Ciena Corp., expiring January 2008 at USD 30                                 (288,960)
                                       1,067  Ciena Corp., expiring January 2008 at USD 40                                 (384,120)
                                       2,504  Comverse Technology, Inc., expiring January 2008 at USD 17.5                 (876,400)
                                          30  Comverse Technology, Inc., expiring January 2008 at USD 20                     (5,400)
                                          78  eBay, Inc., expiring January 2008 at USD 20                                  (104,520)
                                          72  eBay, Inc., expiring January 2008 at USD 25                                   (63,360)
                                         571  El Paso Corp., expiring January 2008 at USD 15                               (159,880)
                                         390  Exelon Corp., expiring January 2008 at USD 75                                (202,800)
                                         157  Foster Wheeler Ltd., expiring January 2008 at USD 130                        (136,590)
                                         227  Foundation Coal Holdings, Inc., expiring September 2007 at USD 30            (122,580)
                                         655  Genesis Microchip, Inc., expiring September 2007 at USD  7.5                 (104,800)
                                         161  Motorola, Inc., expiring January 2008 at USD 17.5                             (19,320)
                                         241  Motorola, Inc., expiring January 2008 at USD 20                               (12,050)
                                         357  Norfolk Southern Corp., expiring January 2008 at USD 50                      (253,470)
                                         788  Nortel Networks Corp., expiring January 2008 at USD 22.5                     (181,240)
                                         298  Novell, Inc., expiring January 2008 at USD  7.5                               (13,410)
                                         312  Panera Bread Co. Class A, expiring January 2008 at USD 50                     (48,360)
                                         535  Panera Bread Co. Class A, expiring January 2008 at USD 55                     (34,775)
                                         374  Panera Bread Co. Class A, expiring January 2008 at USD 60                     (11,220)
                                         429  Peabody Energy Corp., expiring January 2008 at USD 40                        (270,270)
                                         392  Petroleo Brasileiro SA, expiring January 2008 at USD 52.5                    (599,760)
                                         294  Petroleo Brasileiro SA, expiring January 2008 at USD 55                      (393,960)
                                         947  QUALCOMM, Inc., expiring January 2008 at USD 40                              (501,910)
                                         222  Smith International, Inc., expiring January 2008 at USD 40                   (503,940)
                                         248  Sprint Nextel Corp., expiring January 2008 at USD 20                          (57,040)

BlackRock Global Dynamic Equity Fund
Schedule of Investments as of July 31, 2007 (Unaudited)        (in U.S. dollars)

                                   Number of
                                   Contracts  Options Written                                                            Value
-----------------------------------------------------------------------------------------------------------------------------------
                                         251  Sprint Nextel Corp., expiring January 2008 at USD 22.5                $       (32,630)
                                         242  Suncor Energy, Inc., expiring January 2008 at USD 75                         (490,776)
                                         963  TIBCO Software, Inc., expiring January 2008 at USD 10                         (33,705)
                                         714  Valeant Pharmaceuticals International, expiring
                                              January 2009 at USD 15                                                       (249,900)
                   ----------------------------------------------------------------------------------------------------------------
                                              Total Options Written
                                              (Premiums Received - $7,627,494) - (0.8%)                                  (9,660,376)
                   ----------------------------------------------------------------------------------------------------------------
                                              Total Investments, Net of Options Written,
                                              (Cost - $1,124,555,767*) - 105.9%                                       1,320,082,060

                                              Liabilities in Excess of Other Assets - (5.9%)                            (74,003,061)
                                                                                                                    ---------------
                                              Net Assets - 100.0%                                                   $ 1,246,078,999
                                                                                                                    ===============

* The cost and unrealized appreciation (depreciation) of investments, net of options written, as of July 31, 2007, as computed for federal income tax purposes, were as follows:

      Aggregate cost                                      $ 1,125,360,480
                                                          ===============
      Gross unrealized appreciation                       $   220,360,145
      Gross unrealized depreciation                           (25,638,565)
                                                          ---------------
      Net unrealized appreciation                         $   194,721,580
                                                          ===============

(a)   Non-income producing security.
(b)   Depositary receipts.
(c)   Convertible security.
(d)   Represents the current yield as of July 31, 2007.
(e)   Security or a portion of security is on loan.
(f) The security may be offered and sold to "qualified institutional buyers" under Rule 144A of the Securities Act of 1933.
(g) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

      -------------------------------------------------------------------------------------
                                                                   Net             Interest
      Affiliate                                                  Activity           Income
      -------------------------------------------------------------------------------------
      BlackRock Liquidity Series, LLC Cash Sweep Series        $ 14,308,245        $755,487
      BlackRock Liquidity Series, LLC Money Market Series      $ 75,616,400        $ 28,296
      -------------------------------------------------------------------------------------

(h) All or a portion of security held as collateral in connection with open financial futures contracts.
(i) Warrants entitle the Fund to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date.
(j)   Security was purchased with the cash proceeds from securities loans.
(k)   Represents a zero coupon bond.
(l) Security represents an index linked note. Value of the instrument is inversely derived from the price fluctuations in the underlying index.
(m) Security represents an index linked note. Value of the instrument is derived from the price fluctuations in the underlying index.
(n)   Floating rate security.
(o)   Rights may be exercised until August 21, 2007.

BlackRock Global Dynamic Equity Fund
Schedule of Investments as of July 31, 2007 (Unaudited)        (in U.S. dollars)

o For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.

o Forward foreign exchange contracts purchased as of July 31, 2007 were as follows:

      --------------------------------------------------------------------------
                                                                    Unrealized
      Foreign Currency                      Settlement             Appreciation
      Purchased                                Date               (Depreciation)
      --------------------------------------------------------------------------
      EUR          13,853,262               August 2007          $       70,215
      JPY         810,067,371               August 2007                 179,715
      VND       3,025,804,500                May 2008                    (1,051)
      --------------------------------------------------------------------------
      Total Unrealized Appreciation on Forward Foreign Exchange
      Contracts - Net (USD Commitment - $25,755,853)             $      248,879
                                                                 ==============

o Forward foreign exchange contracts sold as of July 31, 2007 were as follows:

      --------------------------------------------------------------------------
      Foreign Currency                      Settlement              Unrealized
      Sold                                     Date                Appreciation
      --------------------------------------------------------------------------
      VND       3,025,804,500                May 2008              $      1,169
      -------------------------------------------------------------------------
      Total Unrealized Appreciation on Forward Foreign Exchange
      Contracts (USD Commitment - $188,818)                        $      1,169
                                                                 ==============

o     Financial futures contracts purchased as of July 31, 2007 were as follows:

      -------------------------------------------------------------------------------------------------------------------------
                                                                                                                   Unrealized
      Number of                                                        Expiration                                 Appreciation
      Contracts         Issue                     Exchange                Date              Face Value           (Depreciation)
      -------------------------------------------------------------------------------------------------------------------------
         12        Dax Index 25 Euro          Eurex Deutschland      September 2007        $ 3,196,993            $     (71,848)
         47          FTSE 100 Index                 LIFFE            September 2007          6,306,472                 (241,263)
         15         Hang Seng Index               Hong Kong           August 2007            2,251,097                  (25,975)
         50        MSCI Singapore IX Ets          Singapore           August 2007            2,922,876                  (60,172)
         22         Osaka Nikkei 225                Osaka            September 2007          3,348,351                 (139,302)
         74         S&P TSE 60 Index              Montreal           September 2007         11,047,621                   88,449
         56          SPI 200 Index                 Sydney            September 2007          7,564,535                 (258,849)
        180        MSCI Taiwan Index              Singapore           August 2007            6,702,120                 (348,120)
         36           TOPIX Index                   Tokyo            September 2007          5,383,479                 (197,644)
      -------------------------------------------------------------------------------------------------------------------------
      Total Unrealized Depreciation - Net                                                                         $  (1,254,724)
                                                                                                                  =============

o     Financial futures contracts sold as of July 31, 2007 were as follows:

      -------------------------------------------------------------------------------------------------------------------------
                                                                                                                   Unrealized
      Number of                                                        Expiration                                 Appreciation
      Contracts         Issue                     Exchange                Date              Face Value           (Depreciation)
      -------------------------------------------------------------------------------------------------------------------------
        82         DJ Euro Stoxx 50           Eurex Deutschland      September 2007        $ 5,083,747            $     228,211
         3          S&P 500 Index                 Chicago            September 2007          1,094,320                   (2,105)
      -------------------------------------------------------------------------------------------------------------------------
      Total Unrealized Appreciation - Net                                                                         $     226,106
                                                                                                                  =============

BlackRock Global Dynamic Equity Fund
Schedule of Investments as of July 31, 2007 (Unaudited)        (in U.S. dollars)

o     Swaps entered into as of July 31, 2007 were as follows:

      -------------------------------------------------------------------------------------------------------------------------
                                                                                                                   Unrealized
                                                                                               Notional           Appreciation
                                                                                                Amount           (Depreciation)
      -------------------------------------------------------------------------------------------------------------------------
      Bought credit default protection on DaimlerChrysler NA Holding Corp. and pay 0.53%
      Broker, JPMorgan Chase
      Expires June 2011                                                                    EUR      160,000       $        (789)

      Bought credit default protection on Carnival Corp. and pay 0.25%
      Broker, JPMorgan Chase
      Expires September 2011                                                               USD      310,000                 636

      Bought credit default protection on Whirlpool Corp. and pay 0.48%
      Broker, JPMorgan Chase
      Expires September 2011                                                               USD      103,000                (155)

      Bought credit default protection on McDonald's Corp. and pay 0.16%
      Broker, JPMorgan Chase
      Expires September 2011                                                               USD      103,000                 385

      Bought credit default protection on JC Penney Corp., Inc. and pay 0.53%
      Broker, JPMorgan Chase
      Expires September 2011                                                               USD      103,000               1,254
      -------------------------------------------------------------------------------------------------------------------------
      Total                                                                                                       $       1,331
                                                                                                                  =============

o     Currency Abbreviations:

      EUR       Euro
      HKD       Hong Kong Dollar
      JPY       Japanese Yen
      MYR       Malaysian Ringgit
      SGD       Singapore Dollar
      USD       U.S. Dollar
      VND       Vietnam Dong

Item 2 -    Controls and Procedures

2(a) - The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities and Exchange Act of 1934, as amended.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 -    Exhibits

Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Global Dynamic Equity Fund


By: /s/ Robert C. Doll, Jr.
    ----------------------------------
    Robert C. Doll, Jr.,
    Chief Executive Officer (principal executive officer) of
    BlackRock Global Dynamic Equity Fund

Date: September 20, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Robert C. Doll, Jr.
    ----------------------------------
    Robert C. Doll, Jr.,
    Chief Executive Officer (principal executive officer) of
    BlackRock Global Dynamic Equity Fund

Date: September 20, 2007


By: /s/ Donald C. Burke
    ----------------------------------
    Donald C. Burke,
    Chief Financial Officer (principal financial officer) of
    BlackRock Global Dynamic Equity Fund

Date: September 20, 2007